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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 92.7%
		Aerospace & Defense: 0.1%
475,000	(1)	Custom Sensors & Technologies, First Lien Term Loan, -, 09/01/21	$478,562	0.1
366,019		Data Device Corp. (DDC), First Lien Term Loan, 8.000%, 07/11/18	366,934	0.0
			845,496	0.1

		Automotive: 3.0%
900,000		Cooper-Standard Automotive Inc. , Term Loan B, 4.000%, 04/01/21	900,562	0.1
5,250,000		Federal-Mogul Corporation , Term Loan C, 4.750%, 04/15/21	5,258,752	0.7
3,579,703		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	3,588,652	0.5
498,690		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	473,755	0.1
6,650,000	(1)	Gates Global LLC, First Lien Secured Term Loan, -, 06/30/21	6,637,013	0.9
1,500,000	(1)	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	1,511,238	0.2
342,261		Key Safety Systems, Inc., Term Facility, 4.750%, 05/15/18	344,115	0.0
2,925,793		Metaldyne, LLC, USD Term Loan B, 4.250%, 12/31/18	2,940,422	0.4
293,594		Schrader International, Upsized Lux Term Loan, 5.000%, 04/27/18	297,631	0.0
225,848		Schrader International, Upsized USD Term Loan, 5.000%, 04/27/18	228,954	0.0
271,563		TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	272,917	0.0
726,175		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	729,503	0.1
			23,183,514	3.0

		Building & Development: 2.4%
350,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	358,604	0.0
4,171,472		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	4,193,448	0.6
1,500,000	(1)	Doosan Infracore Bobcat Holdings Co., Ltd. , Term Loan B, -, 05/27/21	1,508,112	0.2
2,079,053		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	2,094,646	0.3
2,782,274		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,786,623	0.4
275,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	281,531	0.0
4,601,875		Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	4,614,820	0.6
1,000,000	(1)	SMG, First Lien Term Facility, -, 03/03/20	1,003,750	0.1
1,428,251		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	1,423,966	0.2
			18,265,500	2.4

		Business Equipment & Services: 7.9%
3,968,703		Acosta, Inc., Upsized Term Loan B, 4.250%, 03/02/18	3,990,407	0.5
2,686,282		Advantage Sales & Marketing, Inc., December 2013 Upsized First Lien Term Loan, 4.250%, 12/17/17	2,692,719	0.4
428,571		Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/17/18	439,286	0.1
500,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	508,334	0.1
2,940,324		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	2,944,306	0.4
2,654,938		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	2,661,575	0.3
475,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	480,739	0.1
1,600,000		Catalina Marketing Corporation , First Lien Term Loan, 4.500%, 04/01/21	1,605,000	0.2
1,200,000		Catalina Marketing Corporation , Second Lien Term Loan, 7.750%, 04/01/22	1,203,000	0.2
1,937,414		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/15/19	1,943,227	0.3
2,309,187		CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	2,328,430	0.3
930,000		CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	942,400	0.1
648,375		CPA Global Financing, First Lien Term Loan USD, 4.500%, 11/30/20	654,048	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
498,750		CPA Global Financing, Second Lien Term Loan USD, 8.250%, 05/30/21	$509,972	0.1
1,487,590		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	1,495,028	0.2
875,000		First American Payment Systems, Second Lien, 10.750%, 03/30/19	888,125	0.1
1,308,757		GCA Services, Replacement Term Loan, 4.269%, 11/01/19	1,311,621	0.2
3,300,000		Interactive Data Corporation , Term Loan B, 4.750%, 05/01/21	3,332,485	0.4
346,154		ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 05/21/21	348,462	0.0
2,904,762		iQor, First Lien Term Loan, 6.000%, 02/15/21	2,806,726	0.4
1,000,000		iQor, Second Lien Term Loan, 9.750%, 02/15/22	961,667	0.1
723,188		Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	734,939	0.1
1,250,000		Learning Care Group , Term loan, 6.047%, 05/01/21	1,265,625	0.2
2,516,129		Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	2,543,386	0.3
1,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	1,023,750	0.1
1,490,625		Miller Heiman, Inc., Term Loan B, 5.946%, 09/30/19	1,445,906	0.2
1,609,286		Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/01/18	1,624,038	0.2
250,000	(1)	Phillips-Medisize Corporation, First Lien Term Loan, -, 06/16/21	250,625	0.0
250,000	(1)	Phillips-Medisize Corporation, Second Lien Term Loan, -, 06/16/22	252,500	0.0
1,435,500		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	1,449,855	0.2
1,473,555		SGS International, Term Loan, 4.260%, 10/17/19	1,477,239	0.2
1,500,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	1,516,875	0.2
1,040,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	1,047,800	0.1
1,895,250		Sophos, Term Loan B USD, 5.000%, 01/30/21	1,906,305	0.2
678,996		StoneRiver Group, LP, First Lien, 4.500%, 11/30/19	678,713	0.1
163,386		StoneRiver Group, LP, Second Lien, 8.500%, 05/31/20	164,510	0.0
2,950,717		Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/09/20	2,965,010	0.4
2,731,439		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	2,751,925	0.4
291,667		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	293,854	0.0
654,444		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	659,353	0.1
1,915,228		Transfirst Holdings, Inc., First Lien Term Loan, 4.000%, 12/27/17	1,920,016	0.2
396,000		Wash Multi-Family Services, USD Term Loan, 4.503%, 02/21/19	397,237	0.1
			60,417,018	7.9

		Cable & Satellite Television: 1.9%
863,300		Liberty Cablevision of Puerto Rico LLC. , First Lien, 6.000%, 06/09/17	867,616	0.1
1,381,934		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,387,117	0.2
3,846,848		RCN Cable, Term Loan B, 4.500%, 02/25/20	3,866,682	0.5
3,000,000		Virgin Media Investment Holdings Limited, Term Loan B USD, 3.500%, 06/30/20	2,992,314	0.4
837,250		WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/01/19	839,685	0.1
4,825,959		Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	4,851,976	0.6
			14,805,390	1.9

		Chemicals & Plastics: 4.8%
1,348,225		Armacell, First Lien Term Loan USD, 5.500%, 06/30/20	1,351,596	0.2
5,207,458		Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	5,243,197	0.7
7,864,421		Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing Term B Loan, 4.000%, 02/02/20	7,950,930	1.0
560,000	(1)	AZ Chem US Inc., First Lien Senior Secured Term Loan, -, 06/13/21	565,834	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
250,000		AZ Chem US Inc., Second Lien Senior Secured Term loan, 7.500%, 06/13/22	$254,531	0.0
498,750		Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	499,062	0.1
325,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	333,531	0.0
3,217,755		Houghton International, Inc., USD First Lien Term Loan, 4.000%, 12/20/19	3,223,789	0.4
2,407,757		Ineos US Finance LLC, Cash Dollar Term Loan, 3.750%, 05/04/18	2,404,914	0.3
423,549		KLEOPATRA LUX 2 S.À. R.L, New Term Loan B, 4.750%, 12/21/16	425,843	0.1
798,000		Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	805,731	0.1
1,881,000		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	1,884,762	0.2
927,118		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	931,754	0.1
481,037		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	483,442	0.1
62,909		Monarch (Allnex S.a.r.l.), Second Lien Term Toan, 8.250%, 04/01/20	64,797	0.0
2,164,125		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,174,043	0.3
570,000		Oxea S.a.r.l., Second Lien Term Loan USD, 8.250%, 07/15/20	577,837	0.1
1,750,806		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	1,772,691	0.2
1,729,592		Tronox Pigments (Netherlands) BV, Term Loan, 4.000%, 03/19/20	1,734,781	0.2
2,704,061		Univar Inc., Term Loan B, 5.000%, 06/30/17	2,717,821	0.4
1,133,931		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	1,140,310	0.2
			36,541,196	4.8

		Clothing/Textiles: 0.3%
2,100,513		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	2,114,518	0.3
565,542		Vince, LLC, Term Loan, 6.000%, 11/30/19	573,318	0.0
			2,687,836	0.3

		Conglomerates: 1.1%
320,400		Fender Musical Instruments Corp., Term Loan B, 5.750%, 04/03/19	322,402	0.0
800,000	(1)	Jason Incorporated, First Lien Term Loan, -, 05/15/21	804,000	0.1
400,000	(1)	Jason Incorporated, Second Lien Term Loan, -, 05/15/22	394,000	0.1
659,149		Jason Incorporated, Upsized Term Loan B, 6.000%, 02/28/19	660,377	0.1
742,443		ServiceMaster Company, Extended Term Loan, 6.500%, 01/31/17	743,650	0.1
2,222,494		ServiceMaster Company, Term Loan, 5.500%, 01/31/17	2,226,661	0.3
2,853,438		Waterpik, First Lien, 5.750%, 07/01/20	2,864,138	0.4
389,279		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	392,929	0.0
			8,408,157	1.1

		Containers & Glass Products: 2.3%
323,375		Ardagh Group, Dollar Term Facility, 4.250%, 12/31/19	324,385	0.1
600,000		Ardagh Group, Incremental facililty, 4.000%, 12/31/19	600,625	0.1
262,350		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	264,482	0.0
295,500		Bway Holding Corporation, Term Loan B, 4.500%, 08/07/17	296,977	0.0
1,985,000		EveryWare, Inc., Term Loan, 8.500%, 05/21/20	1,454,012	0.2
2,161,169		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/18	2,168,217	0.3
3,325,000		Otter Products, TLB, 5.750%, 04/29/20	3,304,219	0.4
1,392,232		Pro Mach, Inc, Term Loan, 4.500%, 07/06/17	1,402,674	0.2
4,522,503		Reynolds Group Holdings Inc, USD Term Loan, 4.000%, 12/15/18	4,534,095	0.6
855,938		TricorBraun, Term Loan, 4.000%, 05/03/18	858,790	0.1
1,534,765	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,539,562	0.2

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Containers & Glass Products: (continued)
892,178	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	$894,966	0.1
			17,643,004	2.3

		Cosmetics/Toiletries: 0.5%
1,552,175		KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	1,555,327	0.2
1,995,000		Revlon Consumer Products Corporation, Add-On Term Loan B, 4.000%, 08/19/19	2,001,859	0.3
			3,557,186	0.5

		Diversified Insurance: 4.0%
1,947,540		Alliant Holdings, I, LLC, Term Loan B, 4.250%, 12/20/19	1,954,843	0.2
4,886,973		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	4,909,370	0.6
3,333,250		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	3,349,320	0.4
650,000		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	664,300	0.1
1,633,500		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,597,427	0.2
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,358,000	0.2
8,865,487	(1)	Hub International Limited, Term Loan B, 4.250%, 10/02/20	8,897,811	1.2
2,825,241		National Financial Partners Corp., Add-On Term Loan B, 5.250%, 07/01/20	2,845,018	0.4
1,500,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	1,497,657	0.2
3,665,805		USI, Inc., Term Loan, 4.250%, 12/27/19	3,675,732	0.5
			30,749,478	4.0

		Drugs: 0.3%
1,500,000	(1)	Akorn, Inc, Term Loan, 4.500%, 04/17/21	1,508,750	0.2
1,047,816		Salix Pharmaceuticals Ltd, Term Loan, 4.250%, 01/02/20	1,057,452	0.1
			2,566,202	0.3

		Ecological Services & Equipment: 1.1%
2,600,000		4L Holdings Inc. , Term loan B, 5.500%, 05/08/20	2,606,500	0.3
5,693,187		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	5,674,376	0.7
359,965		Waste Industries USA, Inc., New Term Loan B, 4.250%, 03/17/17	360,715	0.1
			8,641,591	1.1

		Electronics/Electrical: 9.1%
1,890,502		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	1,884,201	0.2
2,892,750		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	2,906,311	0.4
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	709,625	0.1
2,405,601		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	2,433,792	0.3
1,346,909		Attachmate Corporation, First Lien Term Loan, 7.250%, 11/22/17	1,360,378	0.2
1,975,000		Avast Software, Term Loan, 5.000%, 03/21/20	1,979,938	0.3
2,445,433		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	2,466,168	0.3
3,414,154		Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	3,419,845	0.4
1,000,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	1,019,375	0.1
3,966,289		BMC Software, Inc., U.S. Term Loan, 5.000%, 08/19/20	3,965,051	0.5
6,945,050		Dell International LLC, Term B Loans, 4.500%, 04/30/20	6,987,276	0.9
700,000		ECI , Term Loan B, 5.750%, 04/30/21	707,000	0.1
1,438,415		Epicor Software Corporation, Term Loan B-2, 4.000%, 05/16/18	1,443,269	0.2
2,381,286		Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	2,390,216	0.3
450,000		Eze Castle Software, Inc. , Second Lien Term Loan, 7.250%, 04/04/21	450,000	0.1
1,980,038		Eze Castle Software, Inc. , Term Loan B-1, 4.000%, 04/04/20	1,984,162	0.3
987,500		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	997,375	0.1
4,740,292		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 03/01/20	4,751,157	0.6

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,488,750	Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	$1,498,521	0.2
5,167,270	Go Daddy Operating Company, LLC , Term Loan, 4.750%, 05/13/21	5,150,048	0.7
1,666,412	Greeneden U.S. Holdings II, L.L.C., Existing Term Loan B, 4.000%, 02/08/20	1,662,246	0.2
1,161,152	Hyland Software, Inc., First Lien Term Loan, 4.750%, 10/25/19	1,169,619	0.1
1,511,071	Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,504,696	0.2
3,516,763	Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	3,549,732	0.5
1,200,000	M/A-COM Technology Solutions Holdings, Inc. , Term Loan B, 4.500%, 05/07/21	1,210,500	0.2
1,194,000	Oberthur Technologies, Tranche B-2 Term Loan, 4.500%, 10/15/19	1,204,433	0.2
1,223,850	Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 10/31/20	1,234,304	0.2
550,000	Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 04/30/21	557,792	0.1
1,533,040	Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,541,663	0.2
3,158,405	RedPrairie Corporation, Incremental First Lien Term Loan, 6.000%, 12/21/18	3,162,072	0.4
500,000	RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	505,000	0.1
1,039,948	Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	1,043,198	0.1
738,774	Websense, Inc., Second Lien Term Loan, 8.250%, 12/27/20	744,776	0.1
1,635,987	Websense, Inc., Term Loan B, 4.500%, 06/25/20	1,645,702	0.2
		69,239,441	9.1

	Financial Intermediaries: 1.9%
2,774,501	Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	2,788,374	0.4
970,125	Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.253%, 07/31/20	974,571	0.1
1,014,247	MIP Delaware, LLC, Term Loan, 4.000%, 03/09/20	1,018,051	0.1
1,661,525	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,640,963	0.2
3,532,250	Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	3,548,438	0.5
3,192,000	Trans Union LLC, Term Loan B, 4.000%, 03/21/21	3,197,586	0.4
1,094,500	Walker & Dunlop, Term Loan, 5.500%, 12/15/20	1,113,654	0.2
		14,281,637	1.9

	Food Products: 2.1%
3,467,399	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	3,476,501	0.4
1,500,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	1,456,875	0.2
2,963,045	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,966,749	0.4
249,375	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	247,739	0.0
250,000	Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/04/21	250,469	0.0
3,324,875	CSM Bakery Supplies, First Lien Term Loan, 4.750%, 07/03/20	3,348,149	0.4
500,000	CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	510,625	0.1
2,745,613	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 01/15/21	2,739,778	0.4
450,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 07/15/21	443,062	0.1
818,912	NPC International, Term Loan, 4.000%, 12/28/18	820,447	0.1
		16,260,394	2.1

	Food Service: 1.0%
2,294,250	CEC Entertainment, Inc.,, First Lien Term Loan, 4.250%, 02/14/21	2,284,213	0.3
1,874,133	Landry's Restaurants, Term Loan, 4.000%, 04/24/18	1,881,160	0.3
1,762,725	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,739,590	0.2

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Service: (continued)
2,073,750		Weight Watchers International, Inc., Term Loan B-2, 4.000%, 04/02/20	$1,646,039	0.2
			7,551,002	1.0

		Food/Drug Retailers: 1.4%
1,885,767		Albertsons LLC, Term Loan B2, 4.750%, 03/21/19	1,897,883	0.3
1,789,387		Del Taco, Term Loan, 5.500%, 10/01/18	1,800,571	0.2
1,047,375		Roundys Supermarkets, Inc., Term Loan B, 5.489%, 02/20/21	1,052,145	0.1
500,000	(1)	Roundys Supermarkets, Inc., Term Loan B, -, 02/13/19	502,277	0.1
2,531,584		Sprouts Farmers Market, Term Loan, 4.000%, 04/23/20	2,541,078	0.3
998,705	(1)	Supervalu, Term Loan, 4.500%, 03/21/19	999,562	0.1
750,000	(1)	TGI Friday's, Inc., Frist Lien Term Loan, -, 06/19/20	751,875	0.1
1,279,004		Vestcom International, Inc., Term Loan, 5.503%, 12/26/18	1,280,602	0.2
237,329		WIS International, First Lien, 5.753%, 12/20/18	238,071	0.0
			11,064,064	1.4

		Forest Products: 0.1%
396,000		Xerium Technologies, Inc., Term Loan B, 5.750%, 05/01/19	399,465	0.1

		Health Care: 10.6%
3,000,000	(1)	Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	2,996,874	0.4
275,000		Accellent, Inc., Second Lien Term Loan, 7.500%, 03/01/22	273,854	0.0
1,425,000		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,437,469	0.2
345,570		Alere US Holdings, LLC, Term Loan B, 4.250%, 06/30/17	346,952	0.1
990,003		Alliance Healthcare, Term Loan B, 4.250%, 06/03/19	991,116	0.1
3,097,362		ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	3,133,499	0.4
1,634,549		Bright Horizons Family Solutions Inc., Term Loan B, 3.750%, 01/30/20	1,636,082	0.2
798,000		CareCore National, LLC, Term Loan B, 5.500%, 02/20/21	804,982	0.1
4,951,051	(1)	Catalent Pharma Solutions, Inc. , USD term loan, 4.500%, 05/08/21	4,986,640	0.7
1,994,293		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,006,758	0.3
222,826		CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	227,004	0.0
4,592,000	(1)	CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	4,626,082	0.6
1,700,000		Connolly / iHealth Technologies , First Lien, 5.000%, 05/12/21	1,724,438	0.2
1,000,000		Connolly / iHealth Technologies , Second Lien, 8.000%, 05/12/22	1,018,750	0.1
628,750		ConvaTec, Dollar Term Loan, 4.000%, 12/22/16	630,118	0.1
1,433,878		DJO Finance LLC , First Lien term Loan, 4.250%, 09/05/17	1,441,764	0.2
1,641,993		Envision Healthcare Corporation, Term Loan B, 4.000%, 05/25/18	1,646,782	0.2
2,977,500		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	3,020,302	0.4
2,553,223		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	2,566,372	0.3
4,600,000		Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	4,637,375	0.6
1,300,000		Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,325,025	0.2
972,724		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	979,716	0.1
2,999,724	(1)	Kinetic Concepts, Inc., E-1, 4.000%, 05/04/18	3,007,536	0.4
1,600,000		Medpace Holdings, Inc. , Term Loan B, 5.000%, 04/05/21	1,606,000	0.2
3,196,750		MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	3,216,730	0.4
5,100,000		Millennium Laboratories, LLC , Term Loan B, 5.250%, 04/15/21	5,153,081	0.7
2,626,364		Multiplan, Inc, Term Loan, 4.000%, 04/01/21	2,622,424	0.3
2,764,393		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	2,774,472	0.4
739,209		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	756,457	0.1
1,600,000	(1)	Ortho-Clinical Diagnostics, Inc. , Term loan B, -, 06/30/21	1,612,885	0.2

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
500,000		Packaging Coordinators, Inc., Delayed Draw Term Loan, 5.503%, 05/10/20	$500,000	0.1
347,375		Packaging Coordinators, Inc., First Lien Term Loan B, 5.503%, 05/31/20	347,375	0.1
3,406,279		Par Pharmaceutical Companies, B-2, 4.000%, 09/28/19	3,411,868	0.5
3,994,354	(1)	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	4,009,748	0.5
1,575,466		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	1,580,389	0.2
1,612,159		Surgical Care Affiliates LLC, Class C Term Loan, 4.000%, 06/29/18	1,609,620	0.2
246,875		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	244,869	0.0
1,693,587		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	1,703,368	0.2
2,991,001		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 3.750%, 08/05/20	2,992,122	0.4
1,206,434		Valeant Pharmaceuticals International, Inc., Tranche B Series D-2, 3.750%, 02/13/19	1,206,972	0.2
			80,813,870	10.6

		Home Furnishings: 1.0%
4,880,827		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	4,899,496	0.7
250,000	(1)	Hillman Group (The), Inc., Term Loan B, -, 06/30/21	251,511	0.0
2,315,884		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	2,323,846	0.3
			7,474,853	1.0

		Industrial Equipment: 4.7%
4,532,964	(1)	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	4,525,679	0.6
1,791,237		Alliance Laundry Systems LLC, First Lien Term Loan, 4.259%, 12/10/18	1,803,551	0.2
912,733		Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	919,768	0.1
295,000		Ameriforge Group Inc., Upsized Second Lien Term Loan, 8.750%, 12/19/20	302,375	0.0
4,796,079		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,750,118	0.6
593,873		Aquilex LLC (a.k.a Hydrochem), Term Loan, 5.003%, 12/31/20	597,214	0.1
634,333		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	636,844	0.1
62,865		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	63,114	0.0
192,287		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	193,048	0.0
888,754		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	892,087	0.1
1,517,375		Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	1,531,221	0.2
4,695,061		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	4,698,794	0.6
3,457,625		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.503%, 06/15/20	3,443,580	0.5
1,392,220		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	1,411,363	0.2
7,942,487		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	7,947,452	1.0
657,839		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.750%, 05/09/17	661,402	0.1
324,188		SunSource, First Lien Term Loan, 4.750%, 02/15/21	326,113	0.1
748,125		VAT Holding, Term Loan B, 4.750%, 02/28/21	754,671	0.1
457,700		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	459,416	0.1
250,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	251,771	0.0
			36,169,581	4.7

		Leisure Good/Activities/Movies: 2.1%
2,000,000		24 Hour Fitness Worldwide, Inc , Term Loan B, 4.750%, 05/15/21	2,014,584	0.3
491,803	(1)	Bauer Performance Sports, TLB, -, 04/10/21	493,340	0.1
977,650		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	984,168	0.1

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
1,809,650		Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 02/01/20	$1,818,698	0.2
250,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 07/31/20	254,375	0.0
1,747,414		FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	1,764,888	0.2
2,000,000	(1)	Fitness International, LLC., Term Loan B, -, 06/20/20	1,995,834	0.3
495,000		Hoyts Group Holdings, First Lien Term Loan, 4.000%, 05/29/20	494,846	0.1
82,857		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	85,291	0.0
1,743,131		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	1,746,945	0.2
1,885,918		SRAM, LLC, First Lien Term Loan, 4.013%, 04/10/20	1,870,007	0.2
380,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	376,912	0.1
302,713		Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	298,474	0.0
2,233,715		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,152,743	0.3
			16,351,105	2.1

		Lodging & Casinos: 4.6%
1,737,475		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/02/19	1,757,021	0.2
3,435,611		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	3,447,564	0.5
1,773,154		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,784,976	0.2
250,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	254,792	0.0
2,727,794		CityCenter Holdings, LLC, Term Loan, 5.000%, 10/15/20	2,752,516	0.4
895,500		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	915,649	0.1
2,089,500		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,136,514	0.3
3,248,412		Hilton Worldwide Finance, LLC, Term Loan B-2, 3.500%, 10/25/20	3,246,463	0.4
350,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	363,562	0.1
2,404,762		La Quinta, First Lien Term Loan, 4.000%, 03/01/21	2,412,652	0.3
2,106,676		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	2,161,976	0.3
5,604,522		Scientific Games International, Inc., Term Loan B, 4.250%, 09/30/20	5,556,357	0.7
4,786,392		Station Casinos LLC, Term Loan, 4.250%, 02/28/20	4,808,831	0.6
2,700,000	(1)	Twin River Management Group, Inc. , Term Loan B, -, 06/30/20	2,698,874	0.4
657,982	(1)	Twin River Management Group, Inc., Term Loan B, 5.250%, 11/09/18	655,103	0.1
			34,952,850	4.6

		Nonferrous Metals/Minerals: 0.9%
2,708,362		Fairmount Minerals, Ltd. , Tranche B-2 Term Loans, 4.500%, 09/01/19	2,738,409	0.3
3,750,000		Minerals Technologies , Senior Secured Term Loan, 4.000%, 04/18/21	3,778,125	0.5
498,750		TMS International, Term B Loan, 4.500%, 11/01/20	500,620	0.1
			7,017,154	0.9

		Oil & Gas: 0.9%
3,449,264		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	3,470,822	0.5
237,686		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	241,920	0.0
1,366,120		FTS International, Inc. (fka FracTech) , Term Loan, 5.750%, 04/30/21	1,382,627	0.2
1,587,025		Western Refining, Inc., Term Loan, 4.250%, 11/30/20	1,598,928	0.2
			6,694,297	0.9

		Publishing: 2.3%
2,194,500		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	2,225,818	0.3
1,000,000	(1)	Flint Group Holdings S.A.R.L. , Second Lien, -, 04/30/22	1,007,917	0.1
1,373,023	(1)	Flint Group Holdings S.A.R.L. , USD TL B2, -, 04/30/21	1,379,888	0.2
226,977	(1)	Flint Group Holdings S.A.R.L. , USD TL C, -, 04/30/21	228,112	0.0

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Publishing: (continued)
845,044		McGraw Hill Global Education , TLB, 5.750%, 03/22/19	$860,096	0.1
1,985,000		Penton Media, Inc, First Lien, 5.500%, 09/30/19	2,006,503	0.3
925,000		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	934,250	0.1
691,826		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	495,809	0.1
2,469,729		Springer Science + Business Media S.A., Initial Term B2 Loan, 5.000%, 08/01/20	2,479,376	0.3
6,062,019		Tribune Company, Term Loan B, 4.000%, 12/31/20	6,077,144	0.8
			17,694,913	2.3

		Radio & Television: 2.2%
2,476,399		Clear Channel Communications, Inc., Term Loan E, 7.650%, 07/30/19	2,486,889	0.3
1,788,256		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	1,796,974	0.3
232,206		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	233,367	0.0
845,750		Learfield Communications, Inc , First Lien Term Loan, 4.500%, 10/08/20	854,208	0.1
250,000		Learfield Communications, Inc , Second Lien Term Loan, 8.750%, 10/08/21	255,156	0.0
3,120,671	(1)	Media General, Inc, DD Term Loan L-B, 4.250%, 07/31/20	3,139,180	0.4
1,329,296		Raycom TV Broadcasting, LLC, Term Loan B, 4.250%, 05/31/17	1,333,035	0.2
722,500		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	721,823	0.1
2,839,063		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	2,840,616	0.4
2,940,206		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	2,941,585	0.4
			16,602,833	2.2

		Retailers (Except Food & Drug): 8.9%
3,230,600		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	3,256,177	0.4
2,547,647		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	2,560,187	0.3
7,752,563		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	7,774,836	1.0
1,365,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	1,402,821	0.2
2,870,136		Burlington Coat Factory, Term Loan B2, 4.250%, 02/23/17	2,893,886	0.4
1,725,709		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	1,741,672	0.2
8,149,737		Hudson's Bay Company, Term Loan, 4.750%, 10/15/20	8,256,115	1.1
1,250,000		Lands' End, Inc., Term Loan B, 4.250%, 03/17/21	1,250,000	0.2
3,063,776		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	3,069,521	0.4
4,000,000	(1)	Men's Wearhouse , Term Loan, -, 07/01/21	4,019,480	0.5
1,995,000		National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	1,985,025	0.3
900,000		National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	897,187	0.1
5,955,075		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/31/20	5,951,353	0.8
3,395,459		Ollie's Holdings, Inc., Term Loan, 4.753%, 09/28/19	3,399,703	0.4
4,005,395		OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	4,000,389	0.5
5,971,823		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	5,945,165	0.8
1,650,000		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	1,657,012	0.2
905,565		Pep Boys, Term Loan B, 4.250%, 10/11/18	910,376	0.1
520,885		Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/07/19	522,621	0.1
2,128,987		Savers, Term Loan B, 5.000%, 07/09/19	2,130,984	0.3
474,275		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	474,275	0.1
850,000		Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 03/05/20	847,344	0.1
1,122,188		Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	1,116,577	0.2

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
1,120,709		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	$1,013,192	0.1
326,262		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	263,864	0.0
470,896		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	380,837	0.1
			67,720,599	8.9

		Steel: 0.5%
3,826,930		FMG Resources (August 2006) Pty Ltd, Term Loan, 3.750%, 06/30/19	3,834,902	0.5

		Surface Transport: 0.6%
1,488,769		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	1,472,641	0.2
325,000	(1)	V.Group, TL B, -, 06/30/21	328,656	0.0
2,819,871		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	2,831,292	0.4
			4,632,589	0.6

		Telecommunications: 6.2%
3,577,237	(1)	Alcatel-Lucent, US Term Loan, 4.500%, 01/30/19	3,585,436	0.5
2,100,000		Aricent Group , First Lien Term Loan, 5.500%, 04/07/21	2,120,345	0.3
3,955,867		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	3,984,302	0.5
1,150,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,195,281	0.2
2,606,071		Avaya Inc., Term B-3 Loan, 4.727%, 10/26/17	2,558,137	0.3
1,724,762		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	1,729,376	0.2
2,010,811		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	2,026,897	0.3
700,000		Encompass Digital Media, Inc., First Lien, 6.750%, 06/05/21	705,250	0.1
525,000		Encompass Digital Media, Inc., Second Lien, 10.000%, 06/05/22	538,125	0.1
3,360,008		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,345,308	0.4
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	846,016	0.1
2,481,746		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,498,188	0.3
3,610,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	3,621,733	0.5
1,450,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	1,453,851	0.2
2,638,350		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	2,638,350	0.4
1,738,120		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,744,637	0.2
3,376,340		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,380,561	0.4
2,270,641		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	2,285,401	0.3
1,416,450		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,426,314	0.2
5,344,791		Zayo Group, LLC, Term Loan B, 4.000%, 07/02/19	5,358,987	0.7
			47,042,495	6.2

		Utilities: 1.9%
1,874,935		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	1,898,372	0.3
1,989,717		Calpine Corp, Term Loan B-1, 4.000%, 04/02/18	1,999,389	0.3
2,964,874		Calpine Corp, Term Loan B-3, 4.000%, 10/09/19	2,977,433	0.4
1,207,050		Channelview Cogeneration, Term Loan, 4.250%, 05/08/20	1,216,103	0.2
625,000	(1)	Energy Future Intermediate Holding Company LLC, First Lien DIP, -, 06/11/16	629,922	0.1
1,742,242		EquiPower Resources Holdings, LLC, Term Loan B, 4.250%, 12/21/18	1,750,953	0.2
1,113,754		EquiPower Resources Holdings, LLC, Upsized Term Loan C, 4.250%, 12/31/19	1,119,323	0.1
1,807,159		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	1,815,065	0.2

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Utilities: (continued)
770,355	Utility Services Associates, Term Loan, 6.750%, 10/18/19	$779,021	0.1
		14,185,581	1.9

	Total Loans
	(Cost $707,037,889)	708,295,193	92.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.3%
	Short-Term Investments: 10.3%
78,500,000	State Street Institutional Liquid Reserves Fund — Institutional Class, 0.07%††
	(Cost $78,500,000)	78,500,000	10.3

	Total Short-Term Investments
	(Cost $78,500,000)	78,500,000	10.3

	Total Investments (Cost $785,537,889)	$786,795,193	103.0
	Liabilities in Excess of Other Assets	(22,900,782)	(3.0)
	Net Assets	$763,894,411	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
(1)	Senior loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $785,539,713.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,927,665
Gross Unrealized Depreciation	(2,672,185)

Net Unrealized Appreciation	$1,255,480

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Loans	$–	$708,295,193	$–	$708,295,193

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of June 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Short-Term Investments	$78,500,000	$–	$–	$78,500,000
Total Investments, at fair value	$78,500,000	$708,295,193	$–	$786,795,193

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
46,736,778	^	Ginnie Mae, 1.026%, 02/16/44	$2,214,122	0.3
1,016,599		Vendee Mortgage Trust, 3.750%, 10/15/41	978,701	0.1

	Total Collateralized Mortgage Obligations
	(Cost $3,342,294)		3,192,823	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 127.4%
		Federal Home Loan Mortgage Corporation: 3.0%##
13,533,243	^	0.500%, due 07/15/36	233,720	0.0
4,665,299	^	4.500%, due 12/15/40	840,882	0.1
906,080		5.000%, due 08/15/36	965,863	0.1
160,994		5.450%, due 12/01/37	178,839	0.0
123,836		5.450%, due 12/01/37	137,073	0.0
143,799		5.450%, due 05/01/38	159,933	0.0
1,498,026	^	5.500%, due 09/15/35	284,476	0.1
498,394		5.625%, due 12/01/36	558,985	0.1
507,170		5.625%, due 01/01/37	568,832	0.1
44,646		5.625%, due 01/01/37	49,772	0.0
38,981		5.625%, due 02/01/37	43,457	0.0
80,246		5.625%, due 03/01/37	90,243	0.0
382,859		5.625%, due 03/01/37	429,372	0.1
185,014		5.625%, due 03/01/37	206,425	0.0
90,331		5.625%, due 04/01/37	100,702	0.0
110,242		5.625%, due 06/01/37	122,899	0.0
100,370		5.625%, due 07/01/37	111,961	0.0
140,626		5.625%, due 07/01/37	156,772	0.0
23,026		5.625%, due 12/01/37	25,640	0.0
405,869		5.625%, due 02/01/38	452,469	0.1
125,988		5.650%, due 02/01/37	140,584	0.0
215,583		5.700%, due 06/01/37	240,336	0.1
156,339		5.700%, due 09/01/37	174,290	0.0
159,727		5.700%, due 12/01/37	177,889	0.0
153,282		5.700%, due 01/01/38	170,780	0.0
2,437,296	^	5.948%, due 06/15/40	214,713	0.0
923,172		6.000%, due 03/15/34	1,013,378	0.1
8,136,109		6.000%, due 04/15/36	9,214,306	1.1
113,690		6.090%, due 12/01/37	127,618	0.0
1,178,920		6.724%, due 07/15/33	1,323,726	0.2
4,361		7.500%, due 12/01/14	4,409	0.0
23,367		7.500%, due 01/01/30	26,558	0.0
686,242	^	7.848%, due 10/25/23	139,019	0.0
11,209		8.000%, due 01/01/30	11,298	0.0
19,610		9.500%, due 07/01/20	20,368	0.0
853,432		19.405%, due 03/15/35	1,229,837	0.2
574,545		21.414%, due 04/15/35	844,560	0.1
2,833,555		27.993%, due 04/15/32	3,702,195	0.5
			24,494,179	3.0

		Federal National Mortgage Association: 18.7%##
7,741,165	^	3.000%, due 01/25/33	1,142,337	0.1
9,315,999		3.000%, due 05/01/43	9,216,888	1.1
55,040,000	W	3.000%, due 08/01/44	54,253,121	6.6
5,270,407		3.500%, due 06/25/41	5,253,201	0.6
3,457,000		3.500%, due 09/25/42	3,312,167	0.4
8,267,084	^	4.000%, due 05/25/42	1,669,117	0.2
17,966,159		4.000%, due 03/15/43	19,227,412	2.4
1,994,475		4.250%, due 08/01/35	2,180,046	0.3
10,358,629		4.500%, due 09/01/41	11,226,246	1.4
5,651,464		4.500%, due 09/01/41	6,124,819	0.8
12,510,035	W	4.617%, due 11/25/33	12,793,994	1.6
651,458		4.750%, due 11/01/34	710,040	0.1
1,489,015		4.750%, due 11/01/34	1,635,897	0.2
1,359,483		4.750%, due 02/01/35	1,493,540	0.2
1,682,335		4.750%, due 04/01/35	1,844,639	0.2
1,388,829		4.750%, due 05/01/35	1,522,560	0.2
1,596,930		4.750%, due 07/01/35	1,749,388	0.2
237,929		4.750%, due 07/01/35	257,858	0.0
1,810,346		5.000%, due 10/25/35	2,000,074	0.3
261,859		5.300%, due 09/01/36	292,454	0.0
94,707		5.300%, due 10/01/36	105,253	0.0
129,094		5.300%, due 10/01/36	143,470	0.0
342,637		5.300%, due 12/01/36	380,971	0.1
195,179		5.300%, due 12/01/36	216,913	0.0
231,215		5.300%, due 02/01/37	256,963	0.0
153,905		5.300%, due 04/01/37	171,043	0.0
171,664		5.300%, due 05/01/37	190,780	0.0
572,720		5.300%, due 08/01/37	636,497	0.1
71,934		5.300%, due 10/01/37	80,011	0.0
548,869		5.500%, due 05/25/34	606,703	0.1
2,890,735		6.000%, due 10/25/37	3,331,595	0.4
521,545		6.000%, due 01/25/44	591,261	0.1
7,899,788	^	6.098%, due 06/25/42	1,540,886	0.2
173,590		6.500%, due 02/01/29	198,859	0.0
226,950		6.600%, due 07/01/27	248,944	0.0
106,731		6.600%, due 09/01/27	117,068	0.0
47,191		6.600%, due 11/01/27	48,209	0.0
38,431		6.600%, due 03/01/28	38,932	0.0
94,997		6.600%, due 06/01/28	100,885	0.0
521		7.000%, due 03/01/15	525	0.0
52,117		7.500%, due 05/01/28	55,356	0.0
3,867		8.500%, due 09/01/15	3,902	0.0
1,716,990		8.541%, due 03/25/39	1,997,654	0.3
3,124,640		16.495%, due 05/25/35	4,084,783	0.5
			153,053,261	18.7

		Government National Mortgage Association: 105.7%
26,829,257	^	0.116%, due 01/16/50	581,634	0.1
32,100,078	^	0.250%, due 06/20/36	294,104	0.0
2,218,247	^	0.341%, due 02/16/48	27,287	0.0
805,622		0.373%, due 02/20/34	793,773	0.1
27,156,255	^	0.478%, due 11/16/46	522,258	0.1
8,987,421		0.550%, due 04/20/63	8,967,946	1.1
9,748,660		0.552%, due 02/20/62	9,752,350	1.2
1,656,552		0.552%, due 03/20/63	1,648,288	0.2
61,457,219	^	0.569%, due 01/16/51	1,601,569	0.2
4,302,611		0.622%, due 06/20/63	4,297,504	0.5
2,310,680		0.752%, due 07/20/63	2,320,553	0.3
15,009,999		0.752%, due 12/20/63	15,087,773	1.9
3,894,250		0.802%, due 05/20/62	3,926,615	0.5
5,899,239		0.802%, due 05/20/63	5,940,242	0.7
3,402,627		0.803%, due 04/20/40	3,452,819	0.4
4,413,150		0.872%, due 09/20/63	4,461,983	0.6
1,103,365	^	1.000%, due 06/16/37	35,022	0.0
2,159,428		1.073%, due 06/20/39	2,198,336	0.3
4,984,005		1.151%, due 05/20/60	5,086,436	0.6

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
7,600,379		1.193%, due 03/20/39	$7,740,546	1.0
5,128,298	^	1.393%, due 10/16/52	385,414	0.1
112,112		1.625%, due 04/20/24	116,325	0.0
117,004		1.625%, due 11/20/27	120,738	0.0
89,488		1.625%, due 06/20/29	93,226	0.0
134,644		1.625%, due 08/20/31	140,027	0.0
152,186		1.625%, due 11/20/31	157,636	0.0
313,451		1.625%, due 12/20/31	326,245	0.0
68,125		1.625%, due 03/20/32	70,354	0.0
173,471		1.625%, due 04/20/32	180,658	0.0
163,964		1.625%, due 04/20/32	170,756	0.0
236,368		1.625%, due 07/20/32	245,821	0.0
987,803		1.625%, due 08/20/32	1,026,914	0.1
113,390		1.625%, due 09/20/32	117,925	0.0
1,009,766		1.625%, due 10/20/32	1,050,996	0.1
573,846		1.625%, due 08/20/33	595,704	0.1
52,292		1.625%, due 10/20/33	54,427	0.0
687,386		1.625%, due 04/20/34	714,167	0.1
674,460		1.625%, due 06/20/34	702,410	0.1
740,651		1.625%, due 10/20/34	770,914	0.1
1,613,074		1.625%, due 12/20/34	1,678,986	0.2
211,629		1.625%, due 02/20/35	219,314	0.0
242,334		1.625%, due 10/20/35	252,239	0.0
334,510		1.625%, due 07/20/36	347,894	0.0
6,510,711		2.307%, due 10/20/63	7,216,104	0.9
1,900,000	^	2.500%, due 11/20/43	625,481	0.1
20,000,000		3.000%, due 08/01/44	20,134,375	2.5
5,274,267		3.301%, due 05/20/41	5,681,797	0.7
174,400,000		3.500%, due 02/20/42	181,716,638	22.3
12,085,591		3.500%, due 05/20/43	12,612,713	1.6
4,000,000		3.526%, due 01/16/40	4,166,276	0.5
16,662,951		3.750%, due 05/20/42	17,386,397	2.1
15,961,550		3.750%, due 05/20/42	16,661,575	2.0
277,593		4.000%, due 05/20/33	299,788	0.0
391,980		4.000%, due 08/15/33	421,659	0.1
483,262		4.000%, due 01/15/34	518,538	0.1
206,841		4.000%, due 03/15/34	221,361	0.0
458,830		4.000%, due 08/20/35	492,614	0.1
4,842,067	^	4.000%, due 04/20/38	620,063	0.1
3,038,615	^	4.000%, due 08/20/39	929,488	0.1
758,878		4.000%, due 05/15/40	812,152	0.1
9,396,428		4.000%, due 09/20/40	9,991,499	1.2
2,351,835		4.000%, due 12/16/40	2,390,782	0.3
1,725,009		4.000%, due 12/20/40	1,775,316	0.2
4,469,889	^	4.000%, due 04/20/41	816,331	0.1
11,663,514		4.000%, due 07/20/41	12,505,773	1.5
1,434,719		4.000%, due 10/20/41	1,497,683	0.2
2,287,557	^	4.000%, due 03/20/42	362,009	0.1
4,103,237		4.000%, due 04/20/42	4,350,260	0.5
1,478,221		4.000%, due 09/15/42	1,581,994	0.2
3,785,349		4.000%, due 10/20/42	4,059,009	0.5
3,485,457	^	4.000%, due 12/20/42	595,264	0.1
8,557,305		4.000%, due 07/20/43	9,175,951	1.1
77,700,000		4.000%, due 07/01/44	83,175,418	10.2
2,000,000		4.397%, due 05/16/51	2,156,761	0.3
4,104,220	^	4.500%, due 08/20/33	66,209	0.0
610,110		4.500%, due 10/20/33	635,785	0.1
314,928		4.500%, due 01/20/34	344,303	0.0
169,304		4.500%, due 01/20/34	185,101	0.0
333,524		4.500%, due 03/20/34	364,643	0.1
159,179		4.500%, due 05/20/34	174,007	0.0
329,214		4.500%, due 06/20/34	359,931	0.1
1,029,331	^	4.500%, due 02/20/35	37,656	0.0
756,584		4.500%, due 10/20/35	830,449	0.1
1,045,989	^	4.500%, due 02/20/36	53,050	0.0
35,288		4.500%, due 07/20/36	38,665	0.0
96,351		4.500%, due 08/20/36	105,471	0.0
469,845	^	4.500%, due 12/20/37	48,109	0.0
1,433,589	^	4.500%, due 02/20/38	28,333	0.0
1,020,132		4.500%, due 07/20/38	1,113,340	0.1
141,710		4.500%, due 07/20/38	154,672	0.0
6,602,500	^	4.500%, due 04/20/39	1,076,853	0.1
10,831,209		4.500%, due 05/16/39	11,829,061	1.5
9,046,728		4.500%, due 05/20/39	9,899,156	1.2
4,761,000		4.500%, due 05/20/39	5,167,363	0.6
241,193		4.500%, due 06/20/39	256,506	0.0
2,569,815		4.500%, due 10/15/39	2,809,907	0.4
2,524,832		4.500%, due 11/15/39	2,760,735	0.3
2,137,917		4.500%, due 11/15/39	2,337,334	0.3
624,225		4.500%, due 12/15/39	682,547	0.1
1,920,538		4.500%, due 01/15/40	2,100,015	0.3
307,218		4.500%, due 01/20/40	332,340	0.0
7,003,611		4.500%, due 02/15/40	7,658,114	0.9
801,592		4.500%, due 06/15/40	875,821	0.1
384,912		4.500%, due 07/20/40	416,154	0.1
2,621,982		4.500%, due 08/20/40	2,835,672	0.4
3,064,050		4.500%, due 09/20/40	3,296,480	0.4
404,623		4.500%, due 07/20/41	437,564	0.1
4,765,924		4.500%, due 09/20/41	5,215,313	0.6
18,344,095	^	4.500%, due 12/16/42	3,565,080	0.4
6,064,785		4.500%, due 02/20/44	6,635,367	0.8
2,064,294		4.546%, due 07/20/62	2,286,561	0.3
2,189,066		4.625%, due 10/20/35	2,404,166	0.3
1,400,924		4.639%, due 08/20/42	1,557,742	0.2
11,709,132		4.660%, due 09/20/61	13,147,031	1.6
1,928,931		4.750%, due 08/20/35	2,118,632	0.3
1,770,767		4.850%, due 05/20/40	1,940,065	0.2
4,520,217		4.861%, due 06/20/61	4,949,026	0.6
122,839		5.000%, due 05/15/18	130,318	0.0
136,263		5.000%, due 03/20/24	145,275	0.0
405,656		5.000%, due 04/15/29	448,358	0.1
353,521		5.000%, due 04/15/30	389,669	0.1
3,564,497		5.000%, due 04/20/30	3,877,974	0.5
432,275		5.000%, due 10/15/30	475,315	0.1
421,352		5.000%, due 07/15/33	465,362	0.1
408,516		5.000%, due 10/20/33	450,303	0.1
504,486		5.000%, due 12/20/33	556,091	0.1
199,461		5.000%, due 12/20/33	219,865	0.0
139,215		5.000%, due 02/20/34	153,451	0.0
188,220		5.000%, due 03/15/34	208,890	0.0
229,271		5.000%, due 04/15/34	252,214	0.0
515,838		5.000%, due 04/15/34	571,611	0.1
208,116		5.000%, due 07/20/34	229,400	0.0
5,345,481		5.000%, due 10/20/34	5,964,383	0.7
420,071		5.000%, due 12/20/34	462,965	0.1
86,488		5.000%, due 01/15/35	95,129	0.0
90,616		5.000%, due 03/15/35	100,559	0.0
640,287		5.000%, due 03/15/35	708,346	0.1
3,012,789		5.000%, due 03/20/35	3,388,987	0.4
172,265		5.000%, due 04/15/35	189,477	0.0
909,298		5.000%, due 04/15/35	1,015,291	0.1
183,901		5.000%, due 04/15/35	202,276	0.0
179,825		5.000%, due 04/15/35	199,155	0.0
66,486		5.000%, due 05/15/35	74,228	0.0
3,704,172	^	5.000%, due 05/20/35	76,273	0.0
285,066		5.000%, due 05/20/35	316,317	0.0

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
94,268		5.000%, due 06/15/35	$103,687	0.0
681,899		5.000%, due 07/20/35	756,243	0.1
227,594		5.000%, due 09/15/35	252,426	0.0
494,408	^	5.000%, due 09/16/35	23,064	0.0
1,386,902		5.000%, due 10/20/35	1,566,791	0.2
1,489,132		5.000%, due 11/20/35	1,650,352	0.2
108,236		5.000%, due 12/15/35	119,041	0.0
820,488		5.000%, due 04/20/36	908,518	0.1
70,959		5.000%, due 05/20/37	78,186	0.0
166,737		5.000%, due 09/20/37	178,567	0.0
107,012		5.000%, due 12/20/37	117,889	0.0
277,425		5.000%, due 12/20/37	305,270	0.0
4,609,622	^	5.000%, due 01/20/38	607,238	0.1
339,213		5.000%, due 01/20/38	373,691	0.1
171,049		5.000%, due 02/15/38	188,053	0.0
462,372		5.000%, due 06/20/38	498,427	0.1
183,002		5.000%, due 06/20/38	196,153	0.0
86,318		5.000%, due 08/20/38	93,016	0.0
324,057		5.000%, due 10/20/38	349,291	0.0
373,292		5.000%, due 11/20/38	402,402	0.1
1,094,572		5.000%, due 01/20/39	1,180,115	0.2
578,684		5.000%, due 02/15/39	639,668	0.1
710,661		5.000%, due 03/15/39	792,280	0.1
1,029,000		5.000%, due 05/20/39	1,144,608	0.1
2,309,332	^	5.000%, due 07/16/39	412,352	0.1
586,889		5.000%, due 10/20/39	650,134	0.1
3,638,691		5.000%, due 11/15/39	4,040,296	0.5
1,787,497		5.000%, due 11/15/39	1,984,784	0.2
542,278		5.000%, due 11/15/39	600,206	0.1
3,167,931		5.000%, due 12/20/39	3,544,864	0.4
1,452,492		5.000%, due 12/20/39	1,601,191	0.2
9,040,247	^	5.000%, due 03/20/40	1,630,546	0.2
902,326		5.000%, due 04/15/40	997,176	0.1
1,545,008		5.000%, due 05/15/40	1,718,631	0.2
39,612,718		5.000%, due 05/20/40	44,070,278	5.4
1,395,260		5.000%, due 09/15/40	1,539,269	0.2
1,984,364		5.000%, due 09/15/40	2,185,646	0.3
1,307,890	^	5.000%, due 05/20/41	294,076	0.0
3,386,112		5.000%, due 07/20/41	3,754,936	0.5
248,488		5.100%, due 04/20/32	276,473	0.0
3,750,426		5.125%, due 10/20/35	4,090,631	0.5
536,209		5.125%, due 08/20/40	594,671	0.1
1,858,346		5.250%, due 03/20/35	2,025,445	0.3
2,642,303		5.250%, due 04/20/35	2,884,687	0.4
2,425,057		5.250%, due 08/20/35	2,647,412	0.3
8,100,000		5.250%, due 01/20/38	8,892,978	1.1
2,784,903		5.375%, due 06/20/35	3,040,572	0.4
1,379,553		5.375%, due 07/20/35	1,506,076	0.2
1,154,249		5.426%, due 04/16/39	1,261,145	0.2
179,308		5.500%, due 08/20/24	199,945	0.0
5,394		5.500%, due 04/20/29	6,049	0.0
123,729		5.500%, due 12/20/32	139,271	0.0
1,195,233		5.500%, due 01/16/33	1,334,295	0.2
2,304,949		5.500%, due 01/17/33	2,591,279	0.3
3,762,211		5.500%, due 02/20/33	4,106,562	0.5
428,242		5.500%, due 08/20/33	482,412	0.1
1,795,577		5.500%, due 10/20/33	1,991,925	0.3
87,447		5.500%, due 11/20/33	97,551	0.0
126,706		5.500%, due 12/20/33	142,605	0.0
225,000		5.500%, due 02/20/34	256,473	0.0
4,598,068		5.500%, due 03/16/34	5,300,994	0.7
259,236		5.500%, due 03/20/34	289,189	0.0
773,333		5.500%, due 04/20/34	825,659	0.1
760,749		5.500%, due 04/20/34	856,098	0.1
358,948		5.500%, due 04/20/34	418,571	0.1
11,398		5.500%, due 04/20/34	12,706	0.0
108,229		5.500%, due 06/20/34	120,735	0.0
415,482		5.500%, due 06/20/34	465,212	0.1
364,248		5.500%, due 07/20/34	407,076	0.1
140,241		5.500%, due 07/20/34	156,440	0.0
254,863		5.500%, due 01/20/35	284,287	0.0
822,674		5.500%, due 05/15/35	923,203	0.1
475,426		5.500%, due 05/20/35	532,801	0.1
165,480		5.500%, due 06/20/35	184,575	0.0
1,478,252		5.500%, due 07/15/35	1,668,527	0.2
887,304		5.500%, due 08/15/35	998,365	0.1
53,528		5.500%, due 08/20/35	59,707	0.0
570,569		5.500%, due 09/20/35	636,433	0.1
10,400,942		5.500%, due 12/16/35	11,768,276	1.4
2,685,628		5.500%, due 02/20/36	3,128,686	0.4
187,898		5.500%, due 04/15/36	209,982	0.0
215,294		5.500%, due 06/20/36	240,544	0.0
1,250,000		5.500%, due 08/16/36	1,402,663	0.2
200,000		5.500%, due 07/16/37	224,555	0.0
4,061,379		5.500%, due 10/20/37	4,542,656	0.6
97,395		5.500%, due 06/20/38	104,792	0.0
105,193		5.500%, due 08/20/38	113,183	0.0
186,520		5.500%, due 09/20/38	200,688	0.0
24,071		5.500%, due 10/20/38	25,899	0.0
274,692		5.500%, due 11/20/38	295,558	0.0
29,076		5.500%, due 12/20/38	31,284	0.0
10,526,968		5.500%, due 01/15/39	12,128,866	1.5
104,036		5.500%, due 01/15/39	116,284	0.0
114,201		5.500%, due 01/20/39	122,912	0.0
1,012,828		5.500%, due 03/20/39	1,089,327	0.1
201,916		5.500%, due 06/15/39	227,027	0.0
89,133		5.500%, due 06/20/39	95,844	0.0
2,595,555		5.500%, due 09/16/39	2,980,732	0.4
150,676		5.500%, due 10/20/39	170,223	0.0
500,866		5.500%, due 09/15/40	563,343	0.1
863,129	^	5.500%, due 09/16/40	133,634	0.0
181,685		5.600%, due 12/20/36	203,335	0.0
90,267		5.600%, due 12/20/36	101,071	0.0
110,342		5.600%, due 01/20/37	123,502	0.0
171,126		5.600%, due 01/20/37	191,442	0.0
52,742		5.600%, due 03/20/37	59,033	0.0
139,606		5.600%, due 04/20/37	156,242	0.0
83,574		5.600%, due 07/20/37	93,517	0.0
111,201		5.600%, due 07/20/37	124,388	0.0
30,574		5.600%, due 10/20/37	34,211	0.0
91,005		5.600%, due 01/20/38	101,814	0.0
105,196		5.600%, due 02/20/38	117,711	0.0
66,698		5.750%, due 12/20/27	74,992	0.0
51,461		5.750%, due 03/20/28	55,978	0.0
103,300		5.750%, due 03/20/28	116,148	0.0
160,545		5.750%, due 04/20/28	180,608	0.0
96,866		5.750%, due 07/20/28	108,969	0.0
125,422		5.750%, due 10/20/28	140,923	0.0
53,268		5.750%, due 01/20/29	59,850	0.0
91,554		5.750%, due 04/20/29	102,943	0.0
351,462		5.750%, due 07/20/29	392,626	0.1
6,742,057		5.750%, due 07/20/38	7,353,080	0.9
9,567,351	^	5.847%, due 09/20/38	1,388,045	0.2
11,355,082	^	5.847%, due 12/20/40	2,015,315	0.3
5,280,203	^	5.897%, due 12/20/40	960,053	0.1
4,543,597	^	5.947%, due 05/20/32	546,481	0.1

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
1,702,596		5.970%, due 11/15/31	$1,768,065	0.2
3,690,706	^	5.998%, due 09/16/39	600,796	0.1
205,796		6.000%, due 01/20/24	223,105	0.0
289,018		6.000%, due 10/15/25	331,598	0.0
605,525		6.000%, due 04/15/26	682,130	0.1
156,008		6.000%, due 10/20/27	174,713	0.0
260,493		6.000%, due 05/15/29	296,730	0.0
1,334,893		6.000%, due 12/16/33	1,486,690	0.2
1,101,264	^	6.000%, due 01/20/34	229,212	0.0
1,846,824		6.000%, due 03/20/34	2,291,216	0.3
219,551		6.000%, due 10/20/34	247,866	0.0
745,500		6.000%, due 04/20/36	857,496	0.1
542,978		6.000%, due 03/15/37	610,546	0.1
7,610,000		6.000%, due 07/20/37	8,564,172	1.1
349,768		6.000%, due 09/20/37	392,567	0.1
3,857,709		6.000%, due 10/20/37	4,420,335	0.5
2,078,694		6.000%, due 03/20/38	2,393,547	0.3
45,446		6.000%, due 05/20/38	49,781	0.0
162,874		6.000%, due 08/20/38	176,075	0.0
197,936		6.000%, due 09/20/38	213,979	0.0
284,034		6.000%, due 10/20/38	307,056	0.0
248,143		6.000%, due 11/15/38	278,983	0.0
428,503		6.000%, due 12/15/38	481,760	0.1
321,153		6.000%, due 12/15/38	361,357	0.1
2,190,802		6.000%, due 07/16/39	2,553,081	0.3
1,002,194		6.000%, due 08/15/39	1,132,493	0.1
929,307		6.000%, due 08/15/39	1,055,650	0.1
651,848		6.000%, due 10/20/39	825,581	0.1
2,123,551	^	6.000%, due 01/16/40	888,810	0.1
19,436,830	^	6.198%, due 04/16/39	2,911,796	0.4
7,959,593	^	6.347%, due 09/20/37	1,445,355	0.2
8,540,228	^	6.347%, due 09/20/38	1,125,910	0.1
4,044,750	^	6.348%, due 05/16/38	687,607	0.1
236,999		6.490%, due 01/15/28	266,724	0.0
6,821,099	^	6.498%, due 09/16/40	1,265,360	0.2
12,719,238	^	6.498%, due 04/16/42	2,873,425	0.4
86,649		6.500%, due 07/20/29	99,808	0.0
63,478		6.500%, due 07/20/32	66,000	0.0
3,189		6.500%, due 09/20/34	3,603	0.0
120,717		6.500%, due 05/20/38	131,764	0.0
3,211,134	^	6.618%, due 02/16/35	586,969	0.1
3,723		6.750%, due 08/15/28	4,247	0.0
494,270		7.000%, due 05/16/32	559,323	0.1
19,281		7.250%, due 01/15/29	19,911	0.0
2,952,786	^	7.348%, due 05/16/31	580,635	0.1
1,575,417	^	7.448%, due 10/16/29	354,544	0.1
27,481		7.500%, due 08/20/27	33,078	0.0
1,052,072		7.500%, due 02/20/34	1,116,592	0.1
4,759,253	^	7.500%, due 04/16/37	1,458,394	0.2
1,248,268		7.500%, due 08/20/39	1,563,955	0.2
1,240,097		7.500%, due 08/20/39	1,773,009	0.2
12,888		7.800%, due 05/15/19	12,943	0.0
1,464		8.000%, due 03/20/24	1,470	0.0
20,564		8.000%, due 11/15/25	23,302	0.0
35,763		8.000%, due 07/15/26	40,736	0.0
10,778		8.000%, due 07/15/26	12,307	0.0
64,954		8.000%, due 09/15/26	73,205	0.0
22,031		8.000%, due 09/20/26	26,957	0.0
19,136		8.000%, due 12/15/26	21,768	0.0
9,629		8.000%, due 04/15/27	10,936	0.0
4,877		8.000%, due 06/15/27	4,898	0.0
39,636		8.000%, due 07/15/27	44,425	0.0
12,851		8.000%, due 03/15/28	13,028	0.0
18,607		8.050%, due 07/15/19	18,690	0.0
84,860		8.847%, due 04/20/34	90,156	0.0
12,390		9.000%, due 05/15/16	12,439	0.0
3,034		9.500%, due 11/15/21	3,545	0.0
1,409,040		13.997%, due 09/16/31	1,814,308	0.2
72,067		15.694%, due 01/20/32	97,257	0.0
163,999		19.746%, due 09/20/37	233,694	0.0
434,110		20.545%, due 02/16/32	598,118	0.1
395,285		24.744%, due 04/16/37	554,793	0.1
			863,235,013	105.7

	Total U.S. Government Agency Obligations
	(Cost $1,025,270,574)		1,040,782,453	127.4

	Total Investments in Securities (Cost $1,028,612,868)		$1,043,975,276	127.8
	Liabilities in Excess of Other Assets		(227,298,894)	(27.8)
	Net Assets		$816,676,382	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $1,029,953,847.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,014,975
Gross Unrealized Depreciation	(4,993,546)

Net Unrealized Appreciation	$14,021,429

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of June 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$3,192,823	$–	$3,192,823
U.S. Government Agency Obligations	–	1,040,782,453	–	1,040,782,453
Total Investments, at fair value	$–	$1,043,975,276	$–	$1,043,975,276
Other Financial Instruments+
Futures	39,295	–	–	39,295
Total Assets	$39,295	$1,043,975,276	$–	$1,044,014,571
Liabilities Table
Other Financial Instruments+
Futures	$(281,124)	$–	$–	$(281,124)
Total Liabilities	$(281,124)	$–	$–	$(281,124)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya GNMA Income Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(982)	09/19/14	$(122,918,786)	$(31,962)
U.S. Treasury 5-Year Note	(294)	09/30/14	(35,121,516)	39,295
U.S. Treasury Long Bond	(263)	09/19/14	(36,080,313)	(167,087)
U.S. Treasury Ultra Long Bond	(89)	09/19/14	(13,344,438)	(82,075)
			$(207,465,053)	$(241,829)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$39,295
Total Asset Derivatives		$39,295

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$281,124
Total Liability Derivatives		$281,124

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.5%
		Basic Materials: 6.6%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$680,875	0.1
942,000		ArcelorMittal, 6.125%, 06/01/18	1,036,200	0.2
3,000,000		ArcelorMittal, 6.000%, 03/01/21	3,258,750	0.6
1,470,000	#	Cascades, Inc., 5.500%, 07/15/22	1,471,837	0.3
920,000	#	Constellium NV, 5.750%, 05/15/24	967,150	0.2
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,494,375	0.3
250,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	258,906	0.0
2,250,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,421,562	0.5
750,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	819,375	0.2
1,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,042,500	0.2
450,000		Hexion US Finance Corp., 6.625%, 04/15/20	479,250	0.1
2,050,000		Huntsman International LLC, 4.875%, 11/15/20	2,132,000	0.4
1,750,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,817,813	0.4
2,000,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	2,145,000	0.4
1,000,000	#	Neenah Paper, Inc., 5.250%, 05/15/21	1,020,000	0.2
1,000,000	#,&	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	1,045,500	0.2
200,000		PolyOne Corp., 5.250%, 03/15/23	206,500	0.0
1,269,000		PolyOne Corp., 7.375%, 09/15/20	1,383,210	0.3
1,250,000	#	PQ Corp., 8.750%, 05/01/18	1,360,938	0.3
1,500,000	#	Prince Mineral Holding Corp., 12.000%, 12/15/19	1,698,750	0.3
307,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	323,885	0.1
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	527,500	0.1
1,110,000	#	SPCM SA, 6.000%, 01/15/22	1,190,475	0.2
1,290,000		Tronox Finance LLC, 6.375%, 08/15/20	1,338,375	0.3
1,500,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,575,000	0.3
1,940,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,124,300	0.4
			33,820,026	6.6

		Communications: 17.7%
500,000	#	Alcatel-Lucent USA, Inc., 4.625%, 07/01/17	518,750	0.1
1,000,000	#	Alcatel-Lucent USA, Inc., 6.750%, 11/15/20	1,070,000	0.2
370,000		Allbritton Communications Co., 8.000%, 05/15/18	387,575	0.1
1,000,000	#	Altice Financing SA, 6.500%, 01/15/22	1,067,500	0.2
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,107,500	0.2
1,640,000	#	Altice SA, 7.750%, 05/15/22	1,754,800	0.4
34,781	#	American Media, Inc., 13.500%, 06/15/18	37,042	0.0
665,000	#	Block Communications, Inc., 7.250%, 02/01/20	711,550	0.1
720,000		Cablevision Systems Corp., 7.750%, 04/15/18	817,200	0.2
200,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22	206,000	0.0
700,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	724,500	0.1
750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	771,562	0.2
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	2,080,000	0.4
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	694,687	0.1
460,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	486,450	0.1
2,550,000		CenturyLink, Inc., 5.625%, 04/01/20	2,709,375	0.5
1,750,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	1,752,187	0.3

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	$533,750	0.1
735,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	809,419	0.2
800,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	840,000	0.2
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	289,575	0.1
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	790,225	0.2
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	112,875	0.0
1,530,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,658,137	0.3
1,500,000	#,&	CommScope Holding Co., Inc., 6.625%, 06/01/20	1,608,750	0.3
1,130,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,278,312	0.3
1,650,000	#	CSC Holdings LLC, 5.250%, 06/01/24	1,627,312	0.3
1,500,000		DISH DBS Corp., 5.125%, 05/01/20	1,580,625	0.3
1,070,000		DISH DBS Corp., 5.000%, 03/15/23	1,092,737	0.2
800,000		DISH DBS Corp., 5.875%, 07/15/22	870,000	0.2
1,070,000		DISH DBS Corp., 6.750%, 06/01/21	1,222,475	0.2
480,000		DISH DBS Corp., 7.875%, 09/01/19	571,200	0.1
715,000		Equinix, Inc., 5.375%, 04/01/23	734,663	0.1
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	1,081,250	0.2
200,000		Frontier Communications Corp., 8.250%, 04/15/17	233,250	0.1
1,750,000	#	Gannett Co., Inc., 6.375%, 10/15/23	1,872,500	0.4
1,950,000		Gray Television, Inc., 7.500%, 10/01/20	2,110,875	0.4
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	924,000	0.2
330,000	#	Inmarsat Finance PLC, 4.875%, 05/15/22	334,125	0.1
500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	498,125	0.1
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	540,000	0.1
440,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	484,000	0.1
2,000,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	2,125,000	0.4
1,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	1,085,000	0.2
2,000,000		Lamar Media Corp., 5.875%, 02/01/22	2,152,500	0.4
1,607,000		LIN Television Corp., 6.375%, 01/15/21	1,699,403	0.3
1,500,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	1,590,000	0.3
285,000		Mediacom LLC / Mediacom Capital Corp., 9.125%, 08/15/19	299,963	0.1
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	674,888	0.1
1,250,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	1,300,000	0.3
1,500,000	#	Netflix, Inc., 5.750%, 03/01/24	1,575,000	0.3
1,500,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,623,750	0.3
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,265,625	0.3
575,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	582,188	0.1
985,000	#	Numericable Group SA, 6.250%, 05/15/24	1,029,325	0.2
2,295,000	#	Numericable Group SA, 6.000%, 05/15/22	2,389,669	0.5
1,000,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	1,130,000	0.2
1,030,000	#	SBA Communications Corp., 4.875%, 07/15/22	1,019,700	0.2
1,650,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	1,732,500	0.3
3,060,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	3,228,300	0.6
660,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	688,050	0.1
1,500,000	#	Softbank Corp., 4.500%, 04/15/20	1,530,000	0.3
1,400,000		Sprint Capital Corp., 6.875%, 11/15/28	1,421,000	0.3
2,000,000	#	Sprint Corp., 7.125%, 06/15/24	2,125,000	0.4

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,000,000	#	Sprint Corp., 7.250%, 09/15/21	$2,212,500	0.4
1,000,000	#	Sprint Corp., 7.875%, 09/15/23	1,115,000	0.2
500,000		Sprint Nextel Corp., 6.000%, 11/15/22	512,500	0.1
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	807,975	0.2
1,170,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,224,113	0.2
750,000	#	Telesat Canada, 6.000%, 05/15/17	774,375	0.2
400,000		T-Mobile USA, Inc., 5.250%, 09/01/18	421,500	0.1
1,000,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,065,000	0.2
780,000		T-Mobile USA, Inc., 6.250%, 04/01/21	831,675	0.2
1,000,000		T-Mobile USA, Inc., 6.633%, 04/28/21	1,086,250	0.2
800,000		T-Mobile USA, Inc., 6.731%, 04/28/22	866,000	0.2
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	273,125	0.1
1,860,000	#	West Corp., 5.375%, 07/15/22	1,841,400	0.4
500,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	528,750	0.1
500,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	516,715	0.1
200,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	211,500	0.0
1,400,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,414,000	0.3
1,310,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,401,700	0.3
			89,965,797	17.7

		Consumer, Cyclical: 13.6%
1,470,000		Affinia Group, Inc., 7.750%, 05/01/21	1,554,525	0.3
585,000		Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.000%, 05/15/18	620,100	0.1
400,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	423,000	0.1
500,000		AMC Entertainment, Inc., 5.875%, 02/15/22	522,500	0.1
950,000		AMC Entertainment, Inc., 9.750%, 12/01/20	1,087,750	0.2
1,050,000		Asbury Automotive Group, Inc., 8.375%, 11/15/20	1,170,750	0.2
2,070,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,075,175	0.4
1,500,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	1,623,750	0.3
431,000		Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19	471,406	0.1
64,000	#,&	Burlington Holdings LLC / Burlington Holding Finance, Inc., 9.000%, 02/15/18	65,761	0.0
1,000,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	850,000	0.2
1,500,000	#	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	1,575,000	0.3
1,500,000	#	Caesars Entertainment Resort Properties LLC, 11.000%, 10/01/21	1,620,000	0.3
1,535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,657,800	0.3
1,400,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,232,000	0.2
1,365,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	1,383,769	0.3
1,315,000	#	Century Communities, Inc., 6.875%, 05/15/22	1,351,162	0.3
1,800,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,043,000	0.4
450,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	491,062	0.1
430,000		DineEquity, Inc., 9.500%, 10/30/18	462,895	0.1
1,500,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	1,623,750	0.3
189,000		Felcor Lodging L.P., 10.000%, 10/01/14	193,026	0.0
830,000	#	General Motors Co., 3.500%, 10/02/18	850,750	0.2
2,190,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,441,850	0.5
500,000	#	K Hovnanian Enterprises, Inc., 7.000%, 01/15/19	511,562	0.1
400,000	#	K Hovnanian Enterprises, Inc., 7.250%, 10/15/20	436,000	0.1
400,000	#	K Hovnanian Enterprises, Inc., 9.125%, 11/15/20	448,000	0.1
645,000		KB Home, 4.750%, 05/15/19	651,450	0.1
750,000		KB Home, 6.250%, 06/15/15	784,687	0.2
1,000,000		Meritage Homes Corp., 7.150%, 04/15/20	1,120,000	0.2

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,665,000		Meritor, Inc., 6.250%, 02/15/24	$1,752,413	0.3
500,000		MGM Mirage, 7.500%, 06/01/16	553,125	0.1
1,000,000		MGM Resorts International, 5.250%, 03/31/20	1,042,500	0.2
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,762,500	0.3
500,000		MGM Resorts International, 8.625%, 02/01/19	598,125	0.1
1,000,000	#,&	Michaels Fin Co Holdings LLC / Michaels Fin Co, Inc., 7.500%, 08/01/18	1,026,250	0.2
335,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	342,705	0.1
1,000,000	#,&	MISA Investments Ltd., 8.625%, 08/15/18	1,026,250	0.2
1,000,000	#	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18	1,040,000	0.2
1,100,000		NCL Corp. Ltd., 5.000%, 02/15/18	1,141,250	0.2
250,000	#	Neiman Marcus Group LLC/The, 8.000%, 10/15/21	270,625	0.1
1,250,000	#,&	Neiman Marcus Group LLC/The, 8.750%, 10/15/21	1,368,750	0.3
1,150,000	#,&	New Academy Finance Co., LLC / New Academy Finance Corp., 8.000%, 06/15/18	1,177,313	0.2
1,545,000	#	Oshkosh Corp., 5.375%, 03/01/22	1,599,075	0.3
525,000		Party City Holdings, Inc., 8.875%, 08/01/20	584,063	0.1
1,000,000	#,&	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	1,026,250	0.2
1,020,000		Pinnacle Entertainment, Inc., 6.375%, 08/01/21	1,081,200	0.2
320,000		Regal Entertainment Group, 5.750%, 03/15/22	332,800	0.1
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	244,200	0.0
500,000		Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	527,500	0.1
750,000	#	RSI Home Products, Inc., 6.875%, 03/01/18	802,500	0.2
600,000		Ryland Group, Inc., 5.375%, 10/01/22	598,500	0.1
750,000		Ryland Group, Inc., 6.625%, 05/01/20	817,500	0.2
2,000,000	#	Schaeffler Finance BV, 4.250%, 05/15/21	2,005,000	0.4
1,351,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,430,371	0.3
750,000		Shea Homes L.P. / Shea Homes Funding Corp., 8.625%, 05/15/19	821,250	0.2
2,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	1,975,000	0.4
1,000,000		Springs Industries, Inc., 6.250%, 06/01/21	1,025,000	0.2
1,100,000		Standard Pacific Corp., 8.375%, 01/15/21	1,309,000	0.3
1,100,000		Tops Holding Corp. / Tops Markets LLC, 8.875%, 12/15/17	1,201,750	0.2
800,000		United Continental Holdings, Inc., 6.375%, 06/01/18	866,000	0.2
1,000,000		United Continental Holdings, Inc., 6.000%, 07/15/28	967,500	0.2
1,500,000		US Airways Group, Inc., 6.125%, 06/01/18	1,588,125	0.3
750,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	832,500	0.2
245,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	247,144	0.1
1,460,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	1,467,300	0.3
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	1,217,813	0.2
			69,011,627	13.6

		Consumer, Non-cyclical: 18.4%
2,000,000	#	Acadia Healthcare Co., Inc., 5.125%, 07/01/22	2,015,000	0.4
1,250,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	1,365,625	0.3
2,050,000		Amsurg Corp., 5.625%, 11/30/20	2,080,750	0.4
1,150,000		ARAMARK Corp., 5.750%, 03/15/20	1,221,875	0.2
2,500,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	2,743,750	0.5
1,500,000		Biomet, Inc., 6.500%, 10/01/20	1,608,750	0.3
1,250,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,337,500	0.3
2,000,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	2,140,000	0.4
1,430,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,435,362	0.3
1,303,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,344,533	0.3

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,500,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	$1,740,000	0.3
330,000	#	Ceridian LLC / Comdata, Inc., 8.125%, 11/15/17	334,125	0.1
500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	515,000	0.1
600,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	630,750	0.1
1,000,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,065,000	0.2
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	206,625	0.0
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	274,375	0.1
1,340,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,350,887	0.3
745,000		DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	795,287	0.2
1,820,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	1,911,000	0.4
1,045,000		Eliz Arden, 7.375%, 03/15/21	1,112,925	0.2
1,915,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	1,936,544	0.4
1,465,000	#	First Quality Finance Co., Inc., 4.625%, 05/15/21	1,391,750	0.3
1,610,000	#	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	1,674,400	0.3
600,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	666,000	0.1
3,620,000		HCA Holdings, Inc., 6.250%, 02/15/21	3,896,025	0.8
1,405,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,543,744	0.3
360,000		HCA, Inc., 7.250%, 09/15/20	386,100	0.1
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,081,250	0.4
375,000		HDTFS, Inc., 6.250%, 10/15/22	398,906	0.1
309,000		Healthsouth Corp., 7.250%, 10/01/18	324,450	0.1
330,000	#	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.500%, 05/01/22	330,825	0.1
1,500,000		Hertz Corp., 6.750%, 04/15/19	1,597,500	0.3
1,480,000		Immucor, Inc., 11.125%, 08/15/19	1,657,600	0.3
500,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	520,000	0.1
500,000	#	Jaguar Holding Co., 9.500%, 12/01/19	548,750	0.1
750,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	750,000	0.1
420,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	452,550	0.1
1,150,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	1,239,125	0.2
1,000,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	1,091,875	0.2
1,460,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	1,485,550	0.3
1,475,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	1,570,875	0.3
1,790,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	1,879,500	0.4
1,000,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,095,000	0.2
620,000		Omnicare, Inc., 7.750%, 06/01/20	671,150	0.1
1,224,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	1,358,640	0.3
1,130,000		Prestige Brands, Inc., 8.125%, 02/01/20	1,265,600	0.2
1,635,000	#	Quad/Graphics, Inc., 7.000%, 05/01/22	1,643,175	0.3
1,250,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,367,187	0.3
1,250,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	1,365,625	0.3
500,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	531,875	0.1
750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	835,313	0.2
500,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	525,000	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	553,750	0.1
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	866,250	0.2
1,495,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	1,592,175	0.3
1,500,000	#	Salix Pharmaceuticals Ltd, 6.000%, 01/15/21	1,612,500	0.3
1,000,000		Select Medical Corp., 6.375%, 06/01/21	1,050,000	0.2
500,000	#	Select Medical Corp., 6.375%, 06/01/21	525,000	0.1

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
420,000		ServiceMaster Co., 7.450%, 08/15/27	$450,450	0.1
1,190,000		ServiceMaster Co., 7.000%, 08/15/20	1,271,813	0.3
1,050,000	#	Shearer's Foods, LLC / Chip Fin Corp., 9.000%, 11/01/19	1,155,000	0.2
1,100,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,190,750	0.2
1,280,000	#	STHI Holding Corp., 8.000%, 03/15/18	1,358,400	0.3
1,000,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,087,500	0.2
1,095,000		Tenet Healthcare Corp., 6.250%, 11/01/18	1,219,556	0.2
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,160,000	0.2
750,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	826,875	0.2
165,000		United Rentals North America, Inc., 5.750%, 07/15/18	175,313	0.0
500,000		United Rentals North America, Inc., 6.125%, 06/15/23	538,750	0.1
385,000		United Rentals North America, Inc., 7.375%, 05/15/20	427,350	0.1
1,785,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,012,588	0.4
190,000		United Rentals North America, Inc., 8.250%, 02/01/21	212,325	0.0
875,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	970,156	0.2
1,000,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	1,052,500	0.2
1,250,000		US Foods, Inc., 8.500%, 06/30/19	1,339,375	0.3
1,000,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	1,111,250	0.2
1,500,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/18	1,620,000	0.3
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,095,469	0.2
490,000	#	VPI Escrow Corp., 6.375%, 10/15/20	522,463	0.1
1,500,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	1,605,000	0.3
			93,913,561	18.4

		Diversified: 0.5%
1,150,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,188,812	0.2
715,000	#	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	731,088	0.1
779,000	#	Nielsen Co. Luxembourg SARL/The, 5.500%, 10/01/21	808,213	0.2
			2,728,113	0.5

		Energy: 15.9%
365,000	#	Alpha Natural Resources, Inc., 7.500%, 08/01/20	354,050	0.1
1,055,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	1,113,025	0.2
1,500,000		Approach Resources, Inc., 7.000%, 06/15/21	1,571,250	0.3
1,035,000		Arch Coal, Inc., 7.250%, 06/15/21	760,725	0.2
1,000,000	#	Arch Coal, Inc., 8.000%, 01/15/19	992,500	0.2
1,310,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	1,359,125	0.3
670,000	#	Baytex Energy Corp., 5.125%, 06/01/21	675,025	0.1
670,000	#	Baytex Energy Corp., 5.625%, 06/01/24	673,350	0.1
1,600,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	1,720,000	0.3
1,290,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	1,322,250	0.3
100,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.625%, 01/15/22	108,000	0.0
400,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.625%, 08/01/20	463,000	0.1
750,000		Chaparral Energy, Inc., 7.625%, 11/15/22	813,750	0.2
895,000		Chaparral Energy, Inc., 8.250%, 09/01/21	986,737	0.2
2,275,000		Chesapeake Energy Corp., 6.125%, 02/15/21	2,559,375	0.5

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	$1,386,000	0.3
1,000,000		Clayton Williams Energy, Inc., 7.750%, 04/01/19	1,065,000	0.2
970,000		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	1,018,500	0.2
1,500,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	1,586,250	0.3
1,800,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	1,908,000	0.4
625,000		El Paso Corp., 7.250%, 06/01/18	714,844	0.1
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,392,000	0.3
250,000	#	Energy XXI Gulf Coast, Inc., 6.875%, 03/15/24	255,625	0.1
1,500,000		Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	1,612,500	0.3
750,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	806,250	0.2
1,000,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	1,045,000	0.2
1,000,000	#	Gibson Energy, Inc., 6.750%, 07/15/21	1,087,500	0.2
1,550,000		Halcon Resources Corp., 8.875%, 05/15/21	1,674,000	0.3
1,750,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,754,375	0.3
875,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	936,250	0.2
750,000		Kodiak Oil & Gas Corp., 5.500%, 01/15/21	785,625	0.2
250,000		Kodiak Oil & Gas Corp., 5.500%, 02/01/22	260,625	0.1
500,000		Laredo Petroleum, Inc., 5.625%, 01/15/22	519,375	0.1
1,000,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	1,020,000	0.2
500,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	510,000	0.1
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	540,000	0.1
1,345,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	1,415,612	0.3
525,000		Linn Energy, LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	568,969	0.1
1,135,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,152,025	0.2
1,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	1,582,500	0.3
1,050,000	#	Memorial Resource Development Corp., 5.875%, 07/01/22	1,063,125	0.2
495,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	523,462	0.1
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	1,087,500	0.2
215,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	232,200	0.0
500,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	547,500	0.1
500,000	#	Oasis Petroleum, Inc., 6.875%, 03/15/22	547,500	0.1
405,000		Oasis Petroleum, Inc., 7.250%, 02/01/19	431,325	0.1
1,650,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	1,769,625	0.4
1,230,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	1,297,650	0.3
1,380,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	1,514,550	0.3
1,000,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	995,000	0.2
1,000,000		Rex Energy Corp., 8.875%, 12/01/20	1,115,000	0.2
1,750,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	1,907,500	0.4
360,000	#	Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	365,400	0.1
1,815,000		Rosetta Resources, Inc., 5.625%, 05/01/21	1,876,256	0.4
140,000		Rosetta Resources, Inc., 5.875%, 06/01/24	145,775	0.0
940,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	972,900	0.2

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,085,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	$2,272,650	0.4
1,100,000		SandRidge Energy, Inc., 7.500%, 02/15/23	1,199,000	0.2
500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	544,375	0.1
450,000		SandRidge Energy, Inc., 8.125%, 10/15/22	497,813	0.1
1,995,000		SemGroup Corp., 7.500%, 06/15/21	2,194,500	0.4
1,835,000	#	Seventy Seven Energy, Inc., 6.500%, 07/15/22	1,883,169	0.4
500,000		SM Energy Co., 5.000%, 01/15/24	500,000	0.1
600,000		SM Energy Co., 6.500%, 01/01/23	652,500	0.1
1,500,000		Stone Energy Corp., 7.500%, 11/15/22	1,661,250	0.3
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 07/01/21	1,095,000	0.2
500,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	536,250	0.1
520,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	557,700	0.1
390,000		SunCoke Energy, Inc., 7.625%, 08/01/19	414,180	0.1
1,645,000	#	Talos Production LLC, 9.750%, 02/15/18	1,751,925	0.3
2,000,000		Tesoro Corp., 4.250%, 10/01/17	2,100,000	0.4
1,250,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,340,625	0.3
780,000		Westmoreland Coal Co. / Westmoreland Partners, 10.750%, 02/01/18	839,475	0.2
1,000,000	#	Westmoreland Coal Co. / Westmoreland Partners, 10.750%, 02/01/18	1,076,250	0.2
1,100,000		WPX Energy, Inc., 6.000%, 01/15/22	1,179,750	0.2
			80,757,667	15.9

		Financial: 5.1%
1,650,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	1,680,937	0.3
500,000		Ally Financial, Inc., 3.125%, 01/15/16	514,375	0.1
1,000,000		Ally Financial, Inc., 3.500%, 01/27/19	1,012,200	0.2
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,813,125	0.4
735,000		Ally Financial, Inc., 8.000%, 03/15/20	894,862	0.2
455,000		Ally Financial, Inc., 8.300%, 02/12/15	474,906	0.1
540,000		American General Finance Corp., 5.400%, 12/01/15	568,620	0.1
200,000	#	Boyd Acquisition Sub, LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18	215,000	0.0
520,000		CIT Group, Inc., 4.250%, 08/15/17	543,725	0.1
1,000,000		CIT Group, Inc., 5.250%, 03/15/18	1,076,250	0.2
250,000		CIT Group, Inc., 5.375%, 05/15/20	269,297	0.1
250,000		CIT Group, Inc., 5.000%, 05/15/17	267,031	0.1
810,000		CIT Group, Inc., 5.000%, 08/15/22	841,387	0.2
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	326,975	0.1
1,150,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	966,000	0.2
1,150,000		Crown Castle International Corp., 5.250%, 01/15/23	1,204,625	0.2
165,000	#	Forestar USA Real Estate Group, Inc., 8.500%, 06/01/22	171,600	0.0
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	1,032,500	0.2
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,077,500	0.2
1,115,000		International Lease Finance Corp., 5.875%, 08/15/22	1,220,925	0.2
510,000		International Lease Finance Corp., 6.250%, 05/15/19	572,475	0.1
470,000		International Lease Finance Corp., 8.250%, 12/15/20	581,625	0.1
335,000		iStar Financial, Inc., 4.000%, 11/01/17	337,513	0.1
670,000		iStar Financial, Inc., 5.000%, 07/01/19	673,350	0.1
1,675,000	#	Outerwall, Inc., 5.875%, 06/15/21	1,695,938	0.3
1,320,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,346,400	0.3

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000	#	Realogy Corp., 7.625%, 01/15/20	$553,750	0.1
770,000	#	Realogy Corp., 7.875%, 02/15/19	827,750	0.2
1,000,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	1,045,000	0.2
595,000		Springleaf Finance Corp., 6.900%, 12/15/17	661,938	0.1
1,200,000		Synovus Financial Corp., 5.125%, 06/15/17	1,257,000	0.3
			25,724,579	5.1

		Industrial: 9.4%
1,100,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	1,182,500	0.2
1,509,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	1,633,492	0.3
444,000	#	Ainsworth Lumber Co. Ltd., 7.500%, 12/15/17	470,085	0.1
1,165,000		Anixter, Inc., 5.625%, 05/01/19	1,256,744	0.3
1,470,000	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	1,521,450	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.750%, 01/31/21	1,035,000	0.2
88,235	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	91,765	0.0
745,000	#	Ardagh Packaging Finance Plc, 9.125%, 10/15/20	823,225	0.2
1,480,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,439,300	0.3
990,000		Berry Plastics Corp., 5.500%, 05/15/22	996,806	0.2
250,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	256,875	0.1
1,096,468	#,&	BOE Intermediate Holding Corp., 9.000%, 11/01/17	1,150,606	0.2
750,000	#,&	BOE Merger Corp., 9.500%, 11/01/17	792,187	0.2
500,000		Boise Cascade Co., 6.375%, 11/01/20	540,000	0.1
165,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	178,200	0.0
335,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	358,450	0.1
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,685,625	0.3
3,000,000	#	CNH Industrial Capital LLC, 3.375%, 07/15/19	2,981,250	0.6
1,700,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	1,717,000	0.3
500,000		Covanta Holding Corp., 5.875%, 03/01/24	519,375	0.1
670,000		Covanta Holding Corp., 7.250%, 12/01/20	735,325	0.1
1,320,000	#	CTP Transportation Products LLC / CTP Finance, Inc., 8.250%, 12/15/19	1,425,600	0.3
1,000,000	#	Darling Escrow Corp., 5.375%, 01/15/22	1,041,250	0.2
1,250,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	1,346,875	0.3
860,000		Ducommun, Inc., 9.750%, 07/15/18	961,317	0.2
200,000	#	Emeco Pty Ltd., 9.875%, 03/15/19	206,250	0.0
1,250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	1,318,750	0.3
1,720,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,728,600	0.3
500,000	#	Headwaters, Inc., 7.250%, 01/15/19	531,250	0.1
1,000,000		Headwaters, Inc., 7.625%, 04/01/19	1,072,500	0.2
1,000,000	&	Interline Brands, Inc., 10.000%, 11/15/18	1,075,000	0.2
880,000	#	JM Huber Corp., 9.875%, 11/01/19	1,006,500	0.2
1,110,000		Kemet Corp., 10.500%, 05/01/18	1,179,375	0.2
233,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	256,300	0.1
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	550,000	0.1
1,100,000		Nortek, Inc., 8.500%, 04/15/21	1,221,000	0.2
1,500,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	1,590,000	0.3
1,750,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	1,881,250	0.4
1,425,000	#	Sanmina Corp., 4.375%, 06/01/19	1,426,781	0.3
310,000		SPX Corp., 6.875%, 09/01/17	350,300	0.1

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,470,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	$1,499,400	0.3
660,000	#	TransDigm, Inc., 6.500%, 07/15/24	688,050	0.1
660,000	#	TransDigm, Inc., 6.000%, 07/15/22	678,975	0.1
1,485,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	1,581,525	0.3
1,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	1,635,000	0.3
325,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	332,719	0.1
			47,949,827	9.4

		Materials: 0.4%
2,000,000		Louisiana-Pacific Corp., 7.500%, 06/01/20	2,210,000	0.4

		Technology: 6.1%
1,000,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	1,055,000	0.2
1,545,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	1,703,362	0.3
335,000	#	Advanced Micro Devices, Inc., 7.000%, 07/01/24	342,956	0.1
1,555,000		Aspect Software, Inc., 10.625%, 05/15/17	1,642,469	0.3
750,000	#	Audatex North America, Inc., 6.125%, 11/01/23	804,375	0.2
770,000	#	Audatex North America, Inc., 6.000%, 06/15/21	825,825	0.2
1,290,000	#	BCP Singapore VI Cayman Financing Co. Ltd., 8.000%, 04/15/21	1,325,475	0.3
1,750,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,809,062	0.4
900,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	882,000	0.2
1,575,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	1,712,812	0.3
1,000,000	#,&	Eagle Midco, Inc., 9.000%, 06/15/18	1,037,500	0.2
1,795,000		Emdeon, Inc., 11.000%, 12/31/19	2,070,981	0.4
1,395,000	#	Entegris, Inc., 6.000%, 04/01/22	1,443,825	0.3
1,050,000		Epicor Software Corp., 8.625%, 05/01/19	1,135,313	0.2
1,200,000	#	First Data Corp., 6.750%, 11/01/20	1,302,000	0.3
145,000	#	First Data Corp., 8.250%, 01/15/21	159,500	0.0
646,000	#,&	First Data Corp., 8.750%, 01/15/22	716,253	0.1
1,850,000		First Data Corp., 10.625%, 06/15/21	2,164,500	0.4
1,410,000		First Data Corp., 11.750%, 08/15/21	1,677,900	0.3
665,000	#	iGATE Corp., 4.750%, 04/15/19	679,963	0.1
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	789,375	0.2
1,140,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,171,350	0.2
355,000		Infor US, Inc., 9.375%, 04/01/19	396,713	0.1
500,000		Infor US, Inc., 11.500%, 07/15/18	570,625	0.1
620,000		MedAssets, Inc., 8.000%, 11/15/18	658,750	0.1
750,000		NCR Corp., 5.000%, 07/15/22	763,125	0.2
200,000	#	NCR Escrow Corp., 5.875%, 12/15/21	212,000	0.0
1,300,000	#	NCR Escrow Corp., 6.375%, 12/15/23	1,417,000	0.3
300,000		Unisys Corp., 6.250%, 08/15/17	327,000	0.1
			30,797,009	6.1

		Utilities: 1.8%
710,000		AES Corp., 7.375%, 07/01/21	834,250	0.1
1,271,000	#	Calpine Corp., 7.500%, 02/15/21	1,380,624	0.3
366,000	#	Calpine Corp., 7.875%, 07/31/20	398,940	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	541,250	0.1
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,110,000	0.2
1,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,586,250	0.3
1,490,000	#	NGL Energy Partners L.P. / NGL Energy Finance Corp., 5.125%, 07/15/19	1,501,175	0.3
1,000,000	#	NRG Energy, Inc., 6.250%, 07/15/22	1,067,500	0.2
830,000		NRG Energy, Inc., 7.875%, 05/15/21	924,412	0.2
			9,344,401	1.8

	Total Corporate Bonds/Notes
	(Cost $467,785,140)		486,222,607	95.5

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.2%
	Other Asset-Backed Securities: 0.2%
1,000,000	# Castle Garden Funding, 6.560%, 10/27/20	$1,084,125	0.2

	Total Asset-Backed Securities
	(Cost $997,500)	1,084,125	0.2

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
195	@	American Media, Inc.	98	0.0
5,810	@,X	American Media, Inc., Stock Certificates	-	-

	Total Common Stock
	(Cost $136,656)		98	0.0

	Total Long-Term Investments
	(Cost $468,919,296)		487,306,830	95.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Commercial Paper: 3.3%
5,000,000	American Electric Power, 0.260%, 07/21/14	4,999,242	0.9
2,078,000	Autozone Disc, 0.240%, 07/16/14	2,077,778	0.4
3,500,000	Mondelez International, 0.280%, 08/15/14	3,498,733	0.7
4,000,000	Time Warner Cable Inc., 0.280%, 08/11/14	3,998,694	0.8
2,500,000	Virginia Elec, 0.200%, 07/02/14	2,499,972	0.5
		17,074,419	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
11,084,756	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $11,084,756)	11,084,756	2.2

	Total Short-Term Investments
	(Cost $28,159,175)	28,159,175	5.5

	Total Investments in Securities (Cost $497,078,471)	$515,466,005	101.2
	Liabilities in Excess of Other Assets	(5,898,757)	(1.2)
	Net Assets	$509,567,248	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $497,080,686.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,573,792
Gross Unrealized Depreciation	(1,188,473)

Net Unrealized Appreciation	$18,385,319

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$98	$98
Total Common Stock	–	–	98	98
Corporate Bonds/Notes	–	486,222,607	–	486,222,607
Short-Term Investments	11,084,756	17,074,419	–	28,159,175
Asset-Backed Securities	–	1,084,125	–	1,084,125
Total Investments, at fair value	$11,084,756	$504,381,151	$98	$515,466,005

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.9%
		Basic Materials: 1.9%
2,564,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	$2,630,467	0.1
2,000,000		ArcelorMittal, 6.000%, 03/01/21	2,172,500	0.1
982,000	L	Barrick Gold Corp., 2.500%, 05/01/18	989,580	0.1
1,373,000		Barrick Gold Corp., 4.100%, 05/01/23	1,369,090	0.1
1,484,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	1,643,699	0.1
1,531,000		CF Industries, Inc., 5.375%, 03/15/44	1,645,050	0.1
2,110,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,270,887	0.1
1,649,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	1,674,868	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,368,580	0.1
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	1,112,074	0.1
2,010,000		Huntsman International LLC, 4.875%, 11/15/20	2,090,400	0.1
1,964,000		International Paper Co., 4.800%, 06/15/44	1,974,437	0.1
1,378,000		LYB International Finance BV, 4.000%, 07/15/23	1,448,602	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,845,225	0.1
1,206,000		Monsanto Co., 4.400%, 07/15/44	1,211,384	0.1
869,000		Monsanto Co., 4.700%, 07/15/64	874,661	0.0
1,300,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	1,326,385	0.1
880,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	925,936	0.1
1,028,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,109,078	0.1
2,017,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	2,045,383	0.1
778,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	840,267	0.0
			32,568,553	1.9

		Communications: 3.5%
2,257,000		AT&T, Inc., 3.900%, 03/11/24	2,344,068	0.1
1,480,000		AT&T, Inc., 4.800%, 06/15/44	1,519,032	0.1
1,043,000		AT&T, Inc., 5.350%, 09/01/40	1,136,756	0.1
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	863,025	0.0
1,025,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,044,486	0.1
920,000		CenturyLink, Inc., 6.750%, 12/01/23	1,009,700	0.1
772,000	#	COX Communications, Inc., 4.500%, 06/30/43	734,091	0.0
670,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	692,673	0.0
1,500,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,578,447	0.1
510,000		DISH DBS Corp., 4.250%, 04/01/18	531,675	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,631,250	0.1
2,391,000		eBay, Inc., 4.000%, 07/15/42	2,141,631	0.1
1,740,000	#	Gannett Co., Inc., 6.375%, 10/15/23	1,861,800	0.1
699,000		Motorola Solutions, Inc., 3.500%, 03/01/23	677,179	0.0
671,000		Motorola Solutions, Inc., 3.750%, 05/15/22	667,892	0.0
1,547,000		21st Century Fox America, Inc., 3.000%, 09/15/22	1,524,992	0.1
770,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	870,100	0.1
2,640,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,798,400	0.2
2,110,000	#	Softbank Corp., 4.500%, 04/15/20	2,152,200	0.1
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,569,112	0.1
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	653,683	0.0
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,495,610	0.1
1,245,000		Thomson Reuters Corp., 4.300%, 11/23/23	1,306,960	0.1
2,833,000		Time Warner Cable, Inc., 5.875%, 11/15/40	3,311,080	0.2
2,812,000	L	Time Warner, Inc., 4.050%, 12/15/23	2,920,973	0.2
1,881,000		Time Warner, Inc., 5.350%, 12/15/43	2,050,708	0.1
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,533,530	0.1
1,000,000	L	T-Mobile USA, Inc., 5.250%, 09/01/18	1,053,750	0.1
575,000		T-Mobile USA, Inc., 6.250%, 04/01/21	613,094	0.0
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,564,150	0.1
2,089,000		Verizon Communications, Inc., 4.150%, 03/15/24	2,184,336	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,664,000		Verizon Communications, Inc., 5.050%, 03/15/34	$1,779,022	0.1
4,814,001		Verizon Communications, Inc., 5.150%, 09/15/23	5,394,438	0.3
2,155,000		Verizon Communications, Inc., 6.550%, 09/15/43	2,717,390	0.2
2,551,000		Viacom, Inc., 4.250%, 09/01/23	2,679,767	0.2
1,200,000		Viacom, Inc., 4.375%, 03/15/43	1,116,319	0.1
			60,723,319	3.5

		Consumer, Cyclical: 1.4%
1,375,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,485,000	0.1
2,010,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,281,350	0.1
2,050,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	2,219,125	0.1
1,466,000		Ford Motor Co., 4.750%, 01/15/43	1,485,291	0.1
2,623,000		Kohl's Corp., 4.750%, 12/15/23	2,800,672	0.2
900,000		Lennar Corp., 4.750%, 12/15/17	956,250	0.0
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	2,179,692	0.1
335,000		Ryland Group, Inc., 6.625%, 05/01/20	365,150	0.0
1,680,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,778,700	0.1
269,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	293,882	0.0
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	998,923	0.1
1,210,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	1,243,275	0.1
1,632,000		Whirlpool Corp., 4.000%, 03/01/24	1,672,302	0.1
1,768,000		Yum! Brands, Inc., 3.875%, 11/01/23	1,805,600	0.1
3,182,000		Yum! Brands, Inc., 5.350%, 11/01/43	3,487,300	0.2
			25,052,512	1.4

		Consumer, Non-cyclical: 3.0%
2,108,000	#	Actavis Funding SCS, 3.850%, 06/15/24	2,133,931	0.1
3,111,000	#	Actavis Funding SCS, 4.850%, 06/15/44	3,147,156	0.2
1,165,000		Altria Group, Inc., 4.000%, 01/31/24	1,198,764	0.1
1,773,000		Altria Group, Inc., 5.375%, 01/31/44	1,946,137	0.1
1,967,000		Amgen, Inc., 3.625%, 05/22/24	1,987,254	0.1
785,000		Amgen, Inc., 3.875%, 11/15/21	829,333	0.0
366,000		Amgen, Inc., 5.150%, 11/15/41	393,536	0.0
1,317,000		CareFusion Corp., 3.875%, 05/15/24	1,332,513	0.1
3,251,000		Celgene Corp., 3.250%, 08/15/22	3,247,886	0.2
319,000		Constellation Brands, Inc., 7.250%, 05/15/17	366,252	0.0
1,140,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	1,178,469	0.1
1,967,000		Express Scripts Holding Co., 3.500%, 06/15/24	1,950,906	0.1
600,000		HCA Holdings, Inc., 7.750%, 05/15/21	659,250	0.0
1,395,000		HCA, Inc., 7.250%, 09/15/20	1,496,137	0.1
804,000		Healthsouth Corp., 7.250%, 10/01/18	844,200	0.0
1,420,000		HJ Heinz Co., 4.250%, 10/15/20	1,430,650	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,133,023	0.1
600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	583,440	0.0
2,098,000		McKesson Corp., 3.796%, 03/15/24	2,147,880	0.1
464,000		Medtronic, Inc., 2.750%, 04/01/23	449,268	0.0
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,184,464	0.1
2,719,000		Pfizer, Inc., 3.400%, 05/15/24	2,765,044	0.2
1,657,000		Reynolds American, Inc., 4.850%, 09/15/23	1,777,858	0.1
2,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	2,120,000	0.1
1,434,000		St Jude Medical, Inc., 3.250%, 04/15/23	1,423,312	0.1
1,320,000		St Jude Medical, Inc., 4.750%, 04/15/43	1,358,272	0.1
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	991,631	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,066,250	0.1
2,171,000		WellPoint, Inc., 4.625%, 05/15/42	2,215,141	0.1
1,753,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	1,782,086	0.1
2,464,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	2,529,210	0.1
1,146,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	1,187,970	0.1
1,267,000		Zoetis, Inc., 1.875%, 02/01/18	1,270,802	0.1
1,774,000		Zoetis, Inc., 3.250%, 02/01/23	1,757,154	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
636,000		Zoetis, Inc., 4.700%, 02/01/43	$647,362	0.0
			52,532,541	3.0

		Diversified: 0.1%
1,700,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,838,125	0.1

		Energy: 3.3%
825,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	587,813	0.0
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,002,245	0.1
870,000		Antero Resources Finance Corp., 5.375%, 11/01/21	905,888	0.1
2,441,000		BP Capital Markets PLC, 2.750%, 05/10/23	2,348,030	0.1
2,551,000		Cenovus Energy, Inc., 3.800%, 09/15/23	2,633,341	0.2
1,300,000		Chesapeake Energy Corp., 6.125%, 02/15/21	1,462,500	0.1
375,000		Chesapeake Energy Corp., 6.625%, 08/15/20	433,125	0.0
1,172,000	#	Continental Resources, Inc./OK, 3.800%, 06/01/24	1,186,361	0.1
2,172,000		Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	2,180,712	0.1
1,467,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	1,670,546	0.1
1,843,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	1,867,549	0.1
1,652,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	1,650,868	0.1
1,402,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	1,415,901	0.1
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	2,000,474	0.1
891,000		Enbridge, Inc., 3.500%, 06/10/24	886,668	0.0
1,770,000		Enbridge, Inc., 4.000%, 10/01/23	1,843,827	0.1
504,000		Enbridge, Inc., 4.500%, 06/10/44	498,579	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,241,200	0.1
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,318,759	0.1
2,074,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	2,360,262	0.1
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,632,002	0.1
1,810,000		FMC Technologies, Inc., 3.450%, 10/01/22	1,794,767	0.1
100,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	108,850	0.0
1,800,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–
600,000	#	KazMunayGas National Co. JSC, 4.400%, 04/30/23	589,800	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,788,901	0.2
650,000		ONEOK Partners L.P., 2.000%, 10/01/17	659,277	0.0
663,000		ONEOK Partners L.P., 3.375%, 10/01/22	659,519	0.0
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,353,750	0.1
2,332,000	L	Petrobras Global Finance BV, 4.375%, 05/20/23	2,253,062	0.1
448,000		Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	460,992	0.0
1,443,000		Phillips 66, 2.950%, 05/01/17	1,513,117	0.1
830,000		Plains Exploration & Production Co., 8.625%, 10/15/19	892,250	0.0
1,220,000		Rowan Cos, Inc., 5.850%, 01/15/44	1,313,910	0.1
1,055,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,148,631	0.1
790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	863,787	0.0
2,600,000		Transocean, Inc., 2.500%, 10/15/17	2,656,740	0.2
1,070,000		Transocean, Inc., 3.800%, 10/15/22	1,060,331	0.1
2,042,000		Weatherford International Ltd., 5.950%, 04/15/42	2,320,353	0.1
969,000		Weatherford International Ltd., 6.750%, 09/15/40	1,191,151	0.1
1,285,000		Williams Cos, Inc./The, 4.550%, 06/24/24	1,299,563	0.1
1,782,000		Williams Partners L.P., 4.500%, 11/15/23	1,892,723	0.1
			57,948,124	3.3

		Financial: 9.6%
3,513,600		Aegon NV, 2.847%, 07/29/49	3,200,310	0.2
1,509,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.750%, 05/15/19	1,522,204	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,636,000		American International Group, Inc., 3.375%, 08/15/20	$1,702,063	0.1
1,050,000		American International Group, Inc., 5.850%, 01/16/18	1,199,506	0.1
1,257,000		American International Group, Inc., 8.175%, 05/15/68	1,737,802	0.1
1,100,000		Air Lease Corp., 3.875%, 04/01/21	1,127,500	0.1
2,894,000		American Tower Corp., 3.400%, 02/15/19	3,030,383	0.2
1,410,000		American Tower Corp., 4.500%, 01/15/18	1,537,423	0.1
1,531,000		AXIS Specialty Finance PLC, 2.650%, 04/01/19	1,545,685	0.1
400,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	420,000	0.0
1,973,000		Bank of America Corp., 4.125%, 01/22/24	2,037,002	0.1
1,576,000		Bank of America Corp., 4.100%, 07/24/23	1,637,878	0.1
1,725,000		Bank of America Corp., 4.000%, 04/01/24	1,765,772	0.1
3,453,000		Bank of America Corp., 5.000%, 01/21/44	3,671,382	0.2
2,351,000		Bank of America Corp., 5.125%, 12/29/49	2,348,910	0.1
1,314,000		Bank of America Corp., 8.000%, 07/29/49	1,461,310	0.1
1,996,000		Barclays Bank PLC, 7.625%, 11/21/22	2,275,440	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,352,444	0.1
1,034,000	#	BPCE SA, 5.150%, 07/21/24	1,093,128	0.1
2,111,000	#	BPCE SA, 5.700%, 10/22/23	2,331,283	0.1
700,000	#	Caixa Economica Federal, 4.500%, 10/03/18	720,125	0.0
1,682,000		Citigroup, Inc., 3.500%, 05/15/23	1,639,535	0.1
1,740,000		Citigroup, Inc., 5.500%, 09/13/25	1,943,855	0.1
2,528,000		Citigroup, Inc., 6.300%, 12/29/49	2,586,435	0.1
783,000		Citigroup, Inc., 6.675%, 09/13/43	976,694	0.1
1,490,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.750%, 12/01/43	1,720,573	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,233,015	0.1
2,623,000	#	Credit Agricole SA/London, 3.875%, 04/15/24	2,662,822	0.2
1,455,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	1,591,406	0.1
4,386,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,879,425	0.3
996,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	1,004,217	0.1
1,735,000		Deutsche Bank AG, 4.296%, 05/24/28	1,702,677	0.1
1,284,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	1,292,628	0.1
1,383,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	1,438,840	0.1
805,000		Discover Financial Services, 3.850%, 11/21/22	820,639	0.0
367,000		Discover Financial Services, 6.450%, 06/12/17	417,978	0.0
1,260,000		ERP Operating L.P., 3.000%, 04/15/23	1,230,570	0.1
1,840,000		Equity One, Inc., 3.750%, 11/15/22	1,825,815	0.1
1,414,000		Fifth Third Bancorp, 4.900%, 12/29/49	1,414,000	0.1
1,995,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	2,106,271	0.1
561,000		Ford Motor Co., 3.000%, 06/12/17	585,588	0.0
1,065,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,361,154	0.1
1,828,000		General Electric Capital Corp., 5.300%, 02/11/21	2,080,743	0.1
1,200,000		General Electric Capital Corp., 6.250%, 12/15/49	1,337,220	0.1
1,700,000		General Electric Capital Corp., 7.125%, 12/15/49	2,009,466	0.1
1,590,000		Genworth Holdings, Inc., 4.800%, 02/15/24	1,701,378	0.1
1,964,000		Genworth Holdings, Inc., 4.900%, 08/15/23	2,105,100	0.1
2,172,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	2,169,133	0.1
1,868,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	1,939,328	0.1
2,048,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,111,740	0.1
2,626,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	2,679,098	0.2
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,198,153	0.1
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	771,309	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
930,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	$1,103,212	0.1
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	2,034,324	0.1
1,652,000		Highwoods Realty L.P., 3.200%, 06/15/21	1,634,429	0.1
1,815,000		HSBC Holdings PLC, 4.250%, 03/14/24	1,870,501	0.1
1,670,000		HSBC Holdings PLC, 5.250%, 03/14/44	1,792,035	0.1
3,121,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	3,176,529	0.2
2,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,226,412	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,205,513	0.1
2,416,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,536,003	0.1
2,072,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	2,099,394	0.1
1,728,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	1,892,196	0.1
559,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	596,732	0.0
326,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	340,670	0.0
2,780,000		JPMorgan Chase & Co., 3.375%, 05/01/23	2,732,298	0.2
1,350,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,348,917	0.1
1,643,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,684,075	0.1
1,202,000		JPMorgan Chase & Co., 6.125%, 12/29/49	1,234,093	0.1
1,705,000		Kimco Realty Corp., 3.125%, 06/01/23	1,642,658	0.1
1,979,000		Lloyds Banking Group PLC, 7.500%, 04/30/49	2,110,604	0.1
3,294,000		MetLife, Inc., 4.875%, 11/13/43	3,569,807	0.2
1,838,000	#	Mizuho Bank Ltd., 3.750%, 04/16/24	1,886,417	0.1
1,353,000		Morgan Stanley, 2.125%, 04/25/18	1,368,948	0.1
4,020,000		Morgan Stanley, 3.875%, 04/29/24	4,074,612	0.2
2,228,000		Morgan Stanley, 5.000%, 11/24/25	2,383,133	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	468,713	0.0
1,273,000		Navient Corp., 5.500%, 01/15/19	1,355,745	0.1
755,000		Navient Corp., 6.000%, 01/25/17	822,950	0.0
DKK 10	X	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	–	–
868,000		PNC Bank NA, 4.200%, 11/01/25	919,649	0.1
1,147,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	1,155,050	0.1
1,648,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	1,675,678	0.1
1,415,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	1,534,675	0.1
1,599,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	1,752,424	0.1
923,000		SLM Corp., 4.625%, 09/25/17	974,919	0.1
1,714,000	#,L	Societe Generale SA, 6.000%, 12/29/49	1,690,433	0.1
2,690,000	#,L	Societe Generale SA, 7.875%, 12/29/49	2,868,885	0.2
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,771,957	0.1
3,096,000		Wells Fargo & Co., 4.100%, 06/03/26	3,137,304	0.2
3,096,000		Wells Fargo & Co., 5.375%, 11/02/43	3,412,916	0.2
2,409,000		Wells Fargo & Co., 5.900%, 12/29/49	2,556,551	0.1
			165,895,716	9.6

		Government: 0.1%
800,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	921,000	0.1

		Industrial: 0.6%
1,230,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,342,237	0.1
1,175,000		Case New Holland, Inc., 7.875%, 12/01/17	1,374,750	0.1
1,109,000		Caterpillar, Inc., 3.400%, 05/15/24	1,120,968	0.1
1,076,000		Eaton Corp., 2.750%, 11/02/22	1,043,253	0.0
1,879,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	1,979,331	0.1
1,163,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,321,459	0.1
1,505,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	1,521,742	0.1
			9,703,740	0.6

		Technology: 0.9%
945,000		Apple, Inc., 4.450%, 05/06/44	959,709	0.1
1,967,000		EMC Corp./MA, 3.375%, 06/01/23	1,993,140	0.1
2,458,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,421,651	0.1
825,000		Hewlett-Packard Co., 2.600%, 09/15/17	853,190	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,673,000		Hewlett-Packard Co., 3.000%, 09/15/16	$2,783,919	0.2
625,000		Hewlett-Packard Co., 5.400%, 03/01/17	692,982	0.0
1,569,000		Oracle Corp., 2.800%, 07/08/21	1,565,438	0.1
1,849,000		Oracle Corp., 3.625%, 07/15/23	1,907,539	0.1
111,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	124,875	0.0
2,140,000		Xerox Corp., 2.750%, 03/15/19	2,181,891	0.1
			15,484,334	0.9

		Utilities: 1.5%
105,000		AES Corp., 8.000%, 10/15/17	122,588	0.0
771,000		American Electric Power Co., Inc., 1.650%, 12/15/17	775,600	0.0
2,000,000	#	Calpine Corp., 6.000%, 01/15/22	2,165,000	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	521,817	0.0
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,780,863	0.1
1,406,000		Duke Energy Corp., 3.950%, 10/15/23	1,481,019	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	722,972	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,484,704	0.1
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	956,284	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	946,344	0.1
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,031,980	0.1
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,514,741	0.1
48,786	#	Juniper Generation, LLC, 6.790%, 12/31/14	47,968	0.0
618,000		Metropolitan Edison, 7.700%, 01/15/19	755,352	0.0
709,000		Nevada Power Co., 7.125%, 03/15/19	868,503	0.0
1,093,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	1,116,032	0.1
1,192,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,203,512	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	604,507	0.0
645,000		Nisource Finance Corp., 6.125%, 03/01/22	763,199	0.0
701,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	754,511	0.0
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,166,227	0.1
1,172,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	1,173,031	0.1
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,201,116	0.1
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,292,993	0.1
1,030,000		TransAlta Corp., 4.500%, 11/15/22	1,045,153	0.1
			26,496,016	1.5

	Total Corporate Bonds/Notes
	(Cost $429,918,082)		449,163,980	25.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.0%
1,039,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	1,070,793	0.1
1,630,000		Banc of America Commercial Mortgage Trust 2006-6, 5.421%, 10/10/45	1,699,645	0.1
929,830	#	Banc of America Funding Corp., 5.250%, 08/26/35	970,257	0.1
2,220,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.775%, 06/10/49	2,323,569	0.1
4,557,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.147%, 07/10/45	4,566,802	0.3
1,030,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	1,065,271	0.1
860,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	901,351	0.1
1,100,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	1,107,791	0.1
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	1,997,544	0.1
480,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	487,097	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,271,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	$1,276,250	0.1
960,137		Banc of America Mortgage 2005-J Trust, 2.760%, 11/25/35	890,897	0.1
860,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	883,169	0.0
1,710,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.229%, 11/10/38	1,790,683	0.1
4,189,257		BCAP LLC Trust 2007-AA2, 0.362%, 05/25/47	3,159,399	0.2
1,558,498		Bear Stearns Adjustable Rate Mortgage Trust, 2.628%, 07/25/36	1,308,751	0.1
2,180,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.037%, 06/11/41	2,230,391	0.1
3,520,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.510%, 02/13/42	3,411,554	0.2
2,080,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	2,058,883	0.1
2,050,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	2,092,865	0.1
1,200,000		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	1,224,726	0.1
1,013,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.757%, 04/12/38	1,078,317	0.1
184,708		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	179,960	0.0
2,753,576	#	Beckman Coulter, Inc., 7.498%, 12/15/18	2,974,964	0.2
1,540,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	1,573,568	0.1
7,575,730	#,^	Citigroup Commercial Mortgage Trust, 2.389%, 09/10/45	829,998	0.0
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.176%, 12/25/35	2,738,317	0.2
1,856,831		Citigroup Mortgage Loan Trust, Inc., 2.764%, 09/25/37	1,577,062	0.1
5,128,787		Citigroup Mortgage Loan Trust, 5.572%, 11/25/36	4,479,969	0.3
27,260,000	#,^	Commercial Mortgage Trust, 0.750%, 10/15/45	1,232,645	0.1
29,325,741	^	Commercial Mortgage Trust, 1.600%, 10/10/46	2,645,672	0.2
32,062,014	^	Commercial Mortgage Trust, 1.625%, 08/10/46	2,525,047	0.1
8,456,817	^	Commercial Mortgage Trust, 1.929%, 01/10/46	776,874	0.0
3,543,337	^	Commercial Mortgage Trust, 2.058%, 12/10/45	358,941	0.0
4,961,626	^	Commercial Mortgage Trust, 2.087%, 08/15/45	531,398	0.0
6,791,966	^	Commercial Mortgage Trust, 2.393%, 05/15/45	778,357	0.0
1,280,000		Commercial Mortgage Trust, 5.401%, 07/15/44	1,333,558	0.1
2,760,000		Commercial Mortgage Trust, 5.494%, 06/10/44	2,773,578	0.2
1,470,000		Commercial Mortgage Trust, 5.988%, 12/10/49	1,481,544	0.1
1,330,000		Commercial Mortgage Trust, 6.321%, 11/15/44	1,414,265	0.1
1,140,000		Commerical 2007-C9 Mortgage Trust, 5.988%, 12/10/49	1,191,925	0.1
2,848,108		Countrywide Alternative Loan Trust, 0.272%, 06/25/36	2,423,301	0.1
1,967,708		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	1,773,074	0.1
3,440,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	3,490,047	0.2
142,409	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	142,791	0.0
442,500		Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	498,537	0.0
1,920,609	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	1,946,223	0.1
900,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.444%, 05/15/36	1,069,001	0.1
1,530,104		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.272%, 08/25/36	1,179,062	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,205,346		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.342%, 10/25/36	$1,370,177	0.1
1,670,000		Fannie Mae Connecticut Avenue Securities, 2.752%, 05/25/24	1,665,552	0.1
1,428,000		Fannie Mae Connecticut Avenue Securities, 4.552%, 01/25/24	1,628,486	0.1
866,388	^	Fannie Mae, 3.000%, 05/25/43	120,369	0.0
4,210,780	^	Fannie Mae, 3.000%, 08/25/28	430,457	0.0
14,713,224	^	Fannie Mae, 5.798%, 10/25/39	2,172,377	0.1
1,704,124		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	1,391,101	0.1
1,671,748		First Horizon Alternative Mortgage Securities, 0.452%, 12/25/36	1,006,392	0.1
1,671,748	^	First Horizon Alternative Mortgage Securities, 6.548%, 12/25/36	372,656	0.0
233,661,483	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	1,368,555	0.1
2,690,000	#	FREMF Mortgage Trust, 5.618%, 04/25/20	3,047,595	0.2
1,995,000		GCCFC Commercial Mortgage Trust, 6.261%, 12/10/49	2,088,708	0.1
1,050,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.465%, 05/10/43	761,806	0.0
760,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	765,769	0.0
1,180,000	#	GRACE 2014-GRCE Mortgage Trust, 3.590%, 06/10/28	1,129,720	0.1
1,780,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	1,920,302	0.1
46,553,176	^	GS Mortgage Securities Corp. II, 1.736%, 11/10/46	3,954,418	0.2
8,680,388	^	GS Mortgage Securities Corp. II, 2.537%, 11/10/45	1,102,766	0.1
10,191,288	^	GS Mortgage Securities Corp. II, 2.762%, 05/10/45	1,247,126	0.1
2,300,000		GS Mortgage Securities Trust 2006-GG6, 5.784%, 04/10/38	2,303,662	0.1
1,300,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	1,379,400	0.1
1,600,000		GS Mortgage Securities Trust, 5.784%, 04/10/38	1,549,705	0.1
771,000		GS Mortgage Securities Trust, 6.053%, 08/10/38	770,390	0.0
16,499		GSR Mortgage Loan Trust, 0.652%, 06/25/35	16,034	0.0
1,319,226		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,241,194	0.1
821,848		GSR Mortgage Loan Trust, 6.000%, 01/25/37	792,851	0.0
558,294		Homebanc Mortgage Trust, 1.012%, 08/25/29	537,370	0.0
808,412		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	686,602	0.0
630,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.746%, 05/15/41	613,208	0.0
1,540,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.592%, 10/15/37	1,536,107	0.1
43,367,931	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.790%, 01/15/46	1,156,948	0.1
13,074,618	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	1,314,801	0.1
50,181,098	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.163%, 06/15/45	4,684,170	0.3
1,430,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	1,482,375	0.1
1,940,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%, 03/15/46	1,933,557	0.1
15,265,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	397,559	0.0
2,880,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%, 10/15/42	2,694,865	0.2
1,300,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.786%, 06/12/41	1,172,815	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,099		JP Morgan Commercial Mortgage Finance Corp., 8.553%, 08/15/32	$33,286	0.0
19,352,039	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	408,549	0.0
700,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.457%, 02/15/40	689,554	0.0
1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	1,747,036	0.1
1,150,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.049%, 06/15/38	1,211,307	0.1
74,690,611	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	1,063,826	0.1
770,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	779,104	0.0
2,120,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	2,222,391	0.1
1,100,000	#	LB-UBS Commercial Mortgage Trust, 5.797%, 10/15/36	1,077,068	0.1
1,048,337	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	1,050,672	0.1
720,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	716,810	0.0
2,090,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	2,066,014	0.1
1,830,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	1,932,580	0.1
1,760,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	1,880,725	0.1
2,070,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	1,994,597	0.1
830,000		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	851,353	0.0
154,725		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	155,048	0.0
31,157,026	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.870%, 02/15/46	2,973,418	0.2
11,304,908	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	763,719	0.0
20,194,868	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.029%, 08/15/45	1,813,939	0.1
19,505,313	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.310%, 11/15/45	2,018,457	0.1
1,570,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.537%, 04/14/40	1,515,563	0.1
821,259		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	826,308	0.0
2,270,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	2,223,581	0.1
1,310,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	1,232,147	0.1
1,720,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	1,793,570	0.1
1,120,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	1,133,042	0.1
3,090,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,346,645	0.2
1,300,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	1,349,417	0.1
2,580,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	2,686,429	0.2
250,000	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	256,738	0.0
1,080,000		Morgan Stanley Capital I, 5.336%, 01/14/42	1,095,094	0.1
54,968	#	Morgan Stanley Capital I, 7.350%, 07/15/32	56,416	0.0
980,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.864%, 09/15/37	983,055	0.1
600,000	#	Morgan Stanley Dean Witter Capital I, 7.668%, 07/15/33	614,093	0.0
1,615,109		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.809%, 03/25/36	1,385,928	0.1
998,809	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	1,002,448	0.1
2,575,799	#	N-Star Real Estate CDO Ltd., 2.002%, 08/25/29	2,578,375	0.1
1,000,000		Octagon Investment Partners V Ltd., 5.233%, 11/28/18	1,001,512	0.1
526,435		Prime Mortgage Trust, 5.500%, 03/25/37	476,578	0.0
13,480,710	#,^	RBSCF Trust, 1.168%, 04/15/24	52,350	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
308,800		Structured Adjustable Rate Mortgage Loan Trust, 2.568%, 09/25/34	$310,749	0.0
499,982		Structured Asset Mortgage Investments, Inc., 0.635%, 04/19/35	466,924	0.0
7,877,663	#,^	UBS-Barclays Commercial Mortgage Trust, 1.935%, 05/10/63	666,443	0.0
3,080,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.140%, 02/15/51	2,879,021	0.2
2,210,000		Wachovia Bank Commercial Mortgage Trust Series, 5.904%, 05/15/43	2,242,616	0.1
3,390,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	3,453,230	0.2
2,477,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	2,613,455	0.1
989,234		WaMu Mortgage Pass Through Certificates, 1.829%, 10/25/36	815,525	0.0
3,029,971		WaMu Mortgage Pass Through Certificates, 2.239%, 12/25/36	2,821,933	0.2
2,751,401		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.041%, 12/25/36	2,379,874	0.1
4,976,363		WaMu Mortgage Pass-Through Certificates, 2.199%, 07/25/37	4,257,861	0.2
834,340		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	773,419	0.0
3,497,169		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	3,215,559	0.2
10,378,044	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	1,145,999	0.1
1,734,159		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.606%, 09/25/35	1,644,702	0.1
33,735,867	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.738%, 06/15/45	3,121,226	0.2
2,141,797		Wells Fargo Mortgage Backed Securities Trust, 2.612%, 03/25/36	2,098,164	0.1
1,845,395		Wells Fargo Mortgage Backed Securities Trust, 5.588%, 04/25/36	1,839,488	0.1

	Total Collateralized Mortgage Obligations
	(Cost $217,658,845)		225,128,558	13.0

U.S. TREASURY OBLIGATIONS: 26.8%
		U.S. Treasury Bonds: 3.9%
65,417,000		3.625%, due 02/15/44	68,902,483	3.9

		U.S. Treasury Notes: 22.9%
51,504,000		0.500%, due 06/30/16	51,546,233	3.0
169,198,000		0.875%, due 06/15/17	169,244,191	9.8
1,315,000		1.500%, due 05/31/19	1,308,271	0.1
26,835,000		1.625%, due 06/30/19	26,831,861	1.5
122,122,000		2.125%, due 06/30/21	122,118,758	7.0
26,218,000		2.500%, due 05/15/24	26,166,796	1.5
			397,216,110	22.9

	Total U.S. Treasury Obligations
	(Cost $464,871,942)		466,118,593	26.8

ASSET-BACKED SECURITIES: 9.3%
		Automobile Asset-Backed Securities: 1.5%
840,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	881,841	0.0
1,680,000		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	1,708,027	0.1
1,500,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	1,555,907	0.1
1,890,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	1,927,221	0.1
3,050,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	3,112,673	0.2
1,280,000		Capital Auto Receivables Asset Trust / Ally, 2.220%, 01/22/19	1,296,755	0.1
1,230,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	1,238,391	0.1
800,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	805,238	0.0
1,800,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	1,871,141	0.1
1,200,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	1,248,490	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
2,100,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	$2,129,122	0.1
940,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	995,647	0.1
3,380,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	3,561,543	0.2
2,200,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	2,333,360	0.1
2,270,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	2,282,614	0.1
			26,947,970	1.5

		Credit Card Asset-Backed Securities: 0.1%
1,680,000		Chase Issuance Trust, 0.612%, 04/15/19	1,668,289	0.1

		Home Equity Asset-Backed Securities: 0.1%
909,239		Freddie Mac Structured Pass-Through Securities, 0.402%, 05/25/31	893,695	0.1
38,014		Freddie Mac Structured Pass-Through Securities, 0.452%, 01/25/32	36,771	0.0
44,910		Residential Asset Securities Corp., 0.752%, 06/25/32	36,686	0.0
			967,152	0.1

		Other Asset-Backed Securities: 7.6%
340,310	#	Aimco CDO, 0.478%, 10/20/19	337,731	0.0
1,500,000	#	AMMC CLO IV Ltd., 1.033%, 03/25/17	1,497,225	0.1
500,000	#	Apidos CDO I Ltd., 0.978%, 07/27/17	498,941	0.0
2,200,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	2,192,593	0.1
3,910,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	3,938,531	0.2
1,000,000	#	Ares XII CLO Ltd., 3.477%, 11/25/20	995,377	0.1
3,250,000	#	Atrium IV, 0.981%, 06/08/19	3,233,883	0.2
750,000	#	Atrium IV, 2.081%, 06/08/19	746,025	0.0
2,000,000	#	Atrium V, 0.919%, 07/20/20	1,927,092	0.1
1,625,000	#	Babson CLO, Inc. 2005-III, 0.623%, 11/10/19	1,598,685	0.1
3,000,000	#	Babson CLO, Inc. 2005-III, 1.923%, 11/10/19	2,927,034	0.2
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.077%, 04/15/21	952,060	0.0
2,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.927%, 04/15/21	1,917,674	0.1
1,500,000	#	Ballyrock CLO 2006-2 Ltd., 1.627%, 01/14/20	1,489,998	0.1
1,000,000	#	Belhurst CLO Ltd., 0.926%, 01/15/20	963,719	0.1
2,000,000	#	Blackrock Senior Income Series II, 2.077%, 05/25/17	1,983,282	0.1
750,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.026%, 04/17/20	748,319	0.0
1,050,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	1,062,044	0.1
1,500,000	#	Carlyle High Yield Partners IX Ltd., 0.560%, 08/01/21	1,456,983	0.1
1,250,000	#	Carlyle High Yield Partners IX Ltd., 0.630%, 08/01/21	1,193,106	0.1
1,850,000	#	Castle Garden Funding, 0.977%, 10/27/20	1,836,676	0.1
600,000	#	Castle Garden Funding, 4.977%, 10/27/20	600,260	0.0
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,084,125	0.1
69,378		Chase Funding Trust Series 2003-5, 0.752%, 07/25/33	66,861	0.0
5,500,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	5,312,807	0.3
3,200,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	3,067,386	0.2
1,000,000	#	ColumbusNova CLO Ltd. 2006-II, 1.723%, 04/04/18	964,684	0.1
2,197,369		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	2,128,558	0.1
1,000,000	#	CP Uniq Aps, 2.027%, 04/15/18	976,415	0.1
455,876		Credit-Based Asset Servicing and Securitization, LLC, 4.304%, 08/25/35	462,667	0.0
180,087	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	180,126	0.0
750,000	#	Diamond Lake CLO Ltd., 1.827%, 12/01/19	720,985	0.0
3,500,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	3,482,500	0.2
3,500,000	#	Eaton Vance CDO IX Ltd., 0.878%, 04/20/19	3,436,153	0.2

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
236,125	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	$236,050	0.0
2,000,000	#	Emporia Preferred Funding II Ltd., 1.178%, 10/18/18	1,955,660	0.1
2,100,000	#	Emporia Preferred Funding, 0.728%, 10/18/18	2,092,366	0.1
3,851,633		FBR Securitization Trust, 0.832%, 10/25/35	3,339,316	0.2
1,500,000	#	Flagship CLO IV Corp., 2.027%, 06/01/17	1,486,891	0.1
1,950,000	#	Fraser Sullivan CLO I Ltd., 2.031%, 03/15/20	1,880,841	0.1
1,450,000	#	Fraser Sullivan CLO II Ltd., 0.631%, 12/20/20	1,420,751	0.1
1,500,000	#	Fraser Sullivan CLO II Ltd., 0.951%, 12/20/20	1,462,981	0.1
1,665,927	#	Galaxy VI CLO Ltd., 1.810%, 06/13/18	1,643,477	0.1
2,000,000		Gale Force 2 CLO Ltd., 3.976%, 04/15/18	2,000,814	0.1
2,000,000	#	Gallatin CLO III 2007-1 Ltd., 1.474%, 05/15/21	1,920,330	0.1
1,500,000	#	Goldentree Loan Opportunities V Ltd., 3.478%, 10/18/21	1,492,902	0.1
1,825,000	#	Gulf Stream - Compass CLO, 2.228%, 10/28/19	1,831,283	0.1
3,100,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	3,101,566	0.2
3,040,000	#	Gulf Stream - Sextant CLO, 1.827%, 08/21/20	2,961,890	0.2
650,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.907%, 11/26/20	629,781	0.0
1,150,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	1,125,527	0.1
1,350,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.523%, 08/07/21	1,338,715	0.1
1,000,000	#	Hewett's Island Clo V Ltd., 0.927%, 12/05/18	979,610	0.1
900,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	896,716	0.0
1,380,000	#	Invitation Homes Trust, 2.252%, 06/17/31	1,395,797	0.1
2,200,000	#	Kennecott Funding Ltd., 2.027%, 01/13/18	2,139,463	0.1
750,000	#	Kingsland I Ltd., 2.030%, 06/13/19	746,250	0.0
1,250,000	#	Kingsland III Ltd., 0.877%, 08/24/21	1,199,454	0.1
314,154		Lehman XS Trust, 0.432%, 08/25/35	307,438	0.0
750,000	#	Madison Park Funding Ltd., 2.033%, 03/25/20	729,630	0.0
1,780,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	1,780,431	0.1
1,480,000		Madison Park Funding Ltd., 4.973%, 05/10/19	1,481,979	0.1
1,100,000	#	Momentum Capital Fund Ltd., 1.628%, 09/18/21	1,077,834	0.1
1,550,000	#	Morgan Stanley Investment Management Croton Ltd, 0.677%, 01/15/18	1,531,650	0.1
4,000,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	4,021,532	0.2
4,000,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	4,000,092	0.2
1,000,000	#	Muir Grove CLO Ltd., 3.229%, 03/25/20	1,000,448	0.1
2,000,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	1,976,090	0.1
1,000,000	#	Oak Hill Credit Partners IV Ltd, 1.926%, 05/17/21	989,196	0.1
1,000,000	#	Sargas CLO I Ltd., 1.777%, 08/27/20	993,770	0.1
4,709,030		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.392%, 03/25/36	4,126,561	0.2
1,000,000	#	Silverado CLO 2006-I Ltd., 1.978%, 04/11/20	980,491	0.1
2,200,000	#	Stanfield Arnage CLO Ltd., 2.427%, 08/27/21	2,204,468	0.1
4,100,000	#	Stanfield Veyron CLO Ltd., 0.907%, 07/15/18	4,052,219	0.2
2,000,000	#	Trade MAPS 1 Ltd., 2.403%, 12/10/18	2,022,500	0.1
1,550,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	1,544,719	0.1
1,250,000	#	WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	1,233,123	0.1
			131,313,107	7.6

	Total Asset-Backed Securities
	(Cost $159,539,845)		160,896,518	9.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.4%
		Federal Home Loan Mortgage Corporation: 7.6%##
15,793,000	W,Z	0.050%, due 08/01/44	15,545,303	0.9
115,782		0.502%, due 02/15/32	116,509	0.0
17,770		2.318%, due 05/01/37	18,980	0.0
1,542,933		3.000%, due 02/01/27	1,601,721	0.1
2,943,174		3.000%, due 02/01/27	3,055,314	0.2
1,244,000	W	3.000%, due 07/01/29	1,289,872	0.1
318,766		3.252%, due 03/15/38	334,601	0.0
25,570,000	W	3.500%, due 11/15/41	26,291,163	1.5
2,244,641	^^	4.000%, due 01/15/36	2,158,688	0.1
14,650,000	W	4.000%, due 01/15/41	15,524,422	0.9
3,317,535		4.000%, due 10/01/41	3,520,356	0.2

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
4,775,967		4.000%, due 12/01/41	$5,067,950	0.3
9,386,187	^	4.000%, due 04/15/43	1,818,173	0.1
6,997,948	^	4.500%, due 12/15/40	1,261,323	0.1
2,215,460		4.500%, due 08/01/41	2,400,965	0.1
628,443		4.500%, due 08/01/41	680,988	0.0
2,867,079		4.500%, due 09/01/41	3,106,859	0.2
3,080,101		4.500%, due 10/01/41	3,338,009	0.2
1,391,313		4.500%, due 01/15/42	1,438,212	0.1
3,330,229		4.500%, due 03/01/44	3,618,156	0.2
1,127,010	^	4.831%, due 03/15/33	1,190,330	0.1
464,973		5.000%, due 12/15/17	489,714	0.0
347,986		5.000%, due 02/15/35	359,331	0.0
1,149,514		5.000%, due 02/15/35	1,236,185	0.1
1,079,500		5.000%, due 02/15/35	1,171,831	0.1
438,259		5.000%, due 01/01/41	486,108	0.0
966,219		5.500%, due 11/15/22	1,041,877	0.1
1,179,201		5.500%, due 12/15/32	1,291,399	0.1
464,625		5.500%, due 09/15/34	504,313	0.0
4,310,240		5.500%, due 02/15/36	4,680,884	0.3
1,591,227		5.500%, due 08/15/36	1,801,311	0.1
1,580,851		5.500%, due 06/15/37	1,759,767	0.1
127,095		5.500%, due 07/01/37	142,815	0.0
1,591,874		5.500%, due 07/15/37	1,771,767	0.1
6,343,696		5.500%, due 11/01/38	7,135,019	0.4
11,179,261	^	5.848%, due 05/15/36	1,414,497	0.1
4,299,164	^	5.898%, due 07/15/40	688,747	0.0
8,806		6.000%, due 12/01/28	9,889	0.0
21,782		6.000%, due 01/01/29	24,466	0.0
416,393		6.000%, due 01/15/29	462,839	0.0
401,029		6.000%, due 01/15/29	444,637	0.0
458,166		6.000%, due 07/15/32	509,315	0.0
392,343	^	6.000%, due 04/15/33	88,427	0.0
1,599,063		6.000%, due 07/15/36	1,754,313	0.1
3,059,785		6.000%, due 10/15/37	3,354,635	0.2
6,296,637	^	6.333%, due 06/15/36	1,055,891	0.1
4,112,832	^	6.398%, due 05/15/41	865,187	0.1
10,393,689	^	6.448%, due 09/15/34	1,310,013	0.1
17,122		6.500%, due 01/01/24	19,337	0.0
17,543		6.500%, due 12/01/31	20,169	0.0
1,698,948		6.500%, due 09/01/34	1,915,916	0.1
6,485		7.000%, due 11/01/31	6,808	0.0
9,182		7.000%, due 03/01/32	10,890	0.0
			131,206,191	7.6

		Federal National Mortgage Association: 25.8%##
168,479		0.554%, due 04/18/28	169,765	0.0
71,729		0.700%, due 10/25/33	72,156	0.0
102,205		0.702%, due 01/25/32	101,034	0.0
974,215		1.652%, due 06/25/33	980,446	0.1
1,773,035		3.000%, due 10/01/27	1,844,582	0.1
12,393,187		3.000%, due 05/01/43	12,261,338	0.7
60,690,000	W	3.000%, due 08/01/44	59,822,345	3.5
5,520,000	W	3.500%, due 02/25/26	5,852,063	0.3
102,646,000	W	3.500%, due 10/25/41	105,693,303	6.1
12,311,140	^	3.500%, due 06/25/42	1,795,327	0.1
528,837	^	4.000%, due 11/01/18	31,566	0.0
7,625,360	^	4.000%, due 04/25/41	1,412,540	0.1
1,554,699		4.000%, due 03/01/42	1,653,579	0.1
4,680,734		4.000%, due 07/01/42	4,975,989	0.3
4,742,529		4.000%, due 07/01/42	5,043,024	0.3
797,727		4.000%, due 07/01/42	848,047	0.1
946,060		4.000%, due 07/01/42	1,005,737	0.1
99,113,000	W	4.000%, due 07/01/44	105,214,644	6.1
4,181,879		4.250%, due 11/01/43	4,489,825	0.3
4,507,855		4.500%, due 10/25/34	4,912,679	0.3
73,149,000	W	4.500%, due 07/15/35	79,240,958	4.6
1,317,473		4.500%, due 11/01/40	1,427,822	0.1
744,761		4.500%, due 11/01/40	807,141	0.1
20,075		4.500%, due 12/01/40	21,756	0.0
11,621		4.500%, due 12/01/40	12,595	0.0
18,796		4.500%, due 01/01/41	20,377	0.0
24,465		4.500%, due 01/01/41	26,514	0.0
1,243,322		4.500%, due 09/01/41	1,347,460	0.1
1,893,800		4.500%, due 10/01/41	2,052,420	0.1
369,722		4.997%, due 07/01/35	398,540	0.0
422,820		5.000%, due 06/01/33	472,223	0.0
1,716,936		5.000%, due 09/25/33	1,872,313	0.1
576,231		5.000%, due 07/25/34	590,096	0.0
536,470		5.000%, due 02/01/35	598,630	0.0
914,331		5.000%, due 07/01/35	1,019,212	0.1
1,024,645		5.000%, due 08/01/35	1,139,224	0.1
111,753		5.000%, due 10/01/35	124,319	0.0
180,907		5.000%, due 02/01/36	201,254	0.0
766,083		5.000%, due 07/01/36	854,567	0.1
987,245		5.000%, due 07/01/37	1,102,634	0.1
568,862		5.000%, due 11/01/40	632,995	0.0
346,975		5.000%, due 02/01/41	388,993	0.0
246,182		5.000%, due 05/01/41	274,120	0.0
1,062,467		5.000%, due 06/01/41	1,183,289	0.1
619,404		5.000%, due 06/01/41	688,993	0.0
23,954		5.500%, due 02/01/18	25,449	0.0
509,569		5.500%, due 08/25/34	558,658	0.0
600,048		5.500%, due 03/01/37	673,221	0.0
617,559		5.500%, due 06/01/39	696,807	0.0
6,215,546		5.500%, due 10/01/39	7,006,293	0.4
9,777,283	^	5.998%, due 11/25/39	1,398,038	0.1
26,662		6.000%, due 08/01/16	27,606	0.0
259		6.000%, due 12/01/16	267	0.0
13,135		6.000%, due 03/01/17	13,605	0.0
130,604		6.000%, due 09/01/17	136,129	0.0
7,692		6.000%, due 11/01/17	8,043	0.0
9,749		6.000%, due 10/01/18	10,293	0.0
490,648		6.000%, due 07/25/29	539,514	0.0
208,400		6.000%, due 07/25/29	229,156	0.0
408,986		6.000%, due 04/25/31	455,419	0.0
625,287	^	6.000%, due 08/25/33	133,857	0.0
157,673		6.000%, due 09/01/36	177,448	0.0
266,783		6.000%, due 02/25/37	293,997	0.0
6,041,284		6.000%, due 01/01/38	6,891,387	0.4
1,528,965		6.000%, due 05/01/38	1,674,903	0.1
8,214,675	^	6.398%, due 09/25/40	1,652,812	0.1
21,921,064	^	6.448%, due 04/25/31	4,220,978	0.2
4,398		6.500%, due 02/01/28	4,970	0.0
6,214		6.500%, due 07/01/29	7,024	0.0
154		6.500%, due 06/01/31	174	0.0
135,436		6.500%, due 07/01/31	152,722	0.0
259		6.500%, due 09/01/31	293	0.0
734		6.500%, due 09/01/31	829	0.0
30,622		6.500%, due 11/01/31	34,553	0.0
15,815		6.500%, due 04/01/32	17,859	0.0
2,373		6.500%, due 08/01/32	2,678	0.0
5,470		6.500%, due 08/01/32	6,175	0.0
13,117		6.500%, due 01/01/33	14,836	0.0
57,328		6.500%, due 02/01/33	64,832	0.0
127,298		6.500%, due 12/01/33	143,636	0.0
877,270	^	6.548%, due 08/25/26	127,622	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,888,883	^	6.588%, due 01/25/37	$537,599	0.0
10,718,874	^	6.598%, due 10/25/35	2,000,975	0.1
24,473		7.000%, due 12/01/27	27,352	0.0
6,741		7.000%, due 10/01/31	7,600	0.0
4,924		7.000%, due 03/01/32	5,576	0.0
3,505		7.500%, due 09/01/30	4,221	0.0
2,731		7.500%, due 10/01/30	2,979	0.0
3,218		7.500%, due 10/01/30	3,264	0.0
8,266		7.500%, due 09/01/31	9,974	0.0
29,336		7.500%, due 02/01/32	33,670	0.0
770,520	^	7.531%, due 02/17/29	141,604	0.0
766,055		22.417%, due 01/25/35	1,026,606	0.1
60,864		27.992%, due 02/25/34	85,827	0.0
630,492		32.690%, due 11/25/36	1,068,529	0.1
			447,036,293	25.8

		Government National Mortgage Association: 4.0%
4,599		1.625%, due 04/20/28	4,752	0.0
20,018,000		3.500%, due 02/20/42	20,857,819	1.2
1,026,838		4.000%, due 11/20/40	1,102,142	0.1
1,524,389		4.000%, due 10/20/41	1,591,288	0.1
5,975,000		4.000%, due 07/01/44	6,396,050	0.4
7,220,806		4.500%, due 05/16/39	7,886,041	0.5
2,764,278		4.500%, due 05/20/39	3,024,742	0.2
1,081,640		4.500%, due 10/15/39	1,182,695	0.1
972,460		4.500%, due 11/15/39	1,063,320	0.1
1,019,205		4.500%, due 11/15/39	1,114,273	0.1
256,491		4.500%, due 12/15/39	280,456	0.0
293,916		4.500%, due 08/20/41	321,662	0.0
3,412,037	^	4.500%, due 09/20/41	649,784	0.0
1,718,000		4.750%, due 05/20/39	1,867,725	0.1
1,731,674	^	5.000%, due 06/16/39	18,212	0.0
2,336,044	^	5.000%, due 04/20/40	904,341	0.0
1,231,635		5.140%, due 10/20/60	1,360,304	0.1
14,351,397	^	5.198%, due 05/16/41	2,338,171	0.1
777,797		5.288%, due 10/20/60	867,402	0.0
982,227		5.500%, due 03/20/60	1,088,611	0.1
6,673,985	^	5.697%, due 06/20/40	1,069,928	0.1
38,085,132	^	5.948%, due 05/16/40	5,832,822	0.3
2,445,635	^	6.047%, due 06/20/38	264,537	0.0
4,128,022	^	6.047%, due 04/20/39	603,969	0.0
17,116,715	^	6.147%, due 05/20/39	1,732,066	0.1
3,025,369	^	6.247%, due 04/20/38	420,443	0.0
1,397,150	^	6.348%, due 05/16/38	237,515	0.0
3,774,146	^	6.397%, due 01/20/38	563,601	0.0
16,661,883	^	6.467%, due 08/20/40	3,553,648	0.2
7,710,807	^	6.498%, due 09/16/40	1,430,406	0.1
2,404,181	^	6.618%, due 02/16/35	439,465	0.0
130,535	^	8.098%, due 06/16/31	13,577	0.0
			70,081,767	4.0

	Total U.S. Government Agency Obligations
	(Cost $639,200,752)		648,324,251	37.4

FOREIGN GOVERNMENT BONDS: 3.5%
1,200,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,177,200	0.1
1,689,000		Republic of Belarus, 8.750%, 08/03/15	1,746,088	0.1
695,000		Belize Government International Bond, 5.000%, 02/20/38	493,450	0.0
277,600	#,L	Belize Government International Bond, 5.000%, 02/20/38	197,096	0.0
700,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	743,750	0.1
1,968,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,822,368	0.1
1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	995,625	0.1
400,000		Colombia Government International Bond, 7.375%, 03/18/19	489,000	0.0
760,000		Colombia Government International Bond, 8.125%, 05/21/24	1,026,000	0.1
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	337,750	0.0
400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	516,600	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/21	300,220	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/24	283,095	0.0
300,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	328,200	0.0
232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	228,288	0.0
400,000		Financing of Infrastrucural Projects State Enterprise, 9.000%, 12/07/17	391,000	0.0
290,380	#	Gabonese Republic, 6.375%, 12/12/24	318,646	0.0
300,000	#	Guatemala Government Bond, 4.875%, 02/13/28	297,300	0.0
559,000		Guatemala Government Bond, 8.125%, 10/06/34	729,495	0.1
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,063,750	0.1
156,000	L	Hungary Government International Bond, 5.375%, 02/21/23	168,675	0.0
916,000		Hungary Government International Bond, 7.625%, 03/29/41	1,177,628	0.1
750,000		Indonesia Government International Bond, 3.375%, 04/15/23	699,375	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
1,320,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	$1,288,650	0.1
1,246,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	1,216,408	0.1
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	658,500	0.0
1,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	1,333,750	0.1
264,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	320,100	0.0
534,000		Mexico Government International Bond, 4.000%, 10/02/23	561,902	0.0
160,000		Mexico Government International Bond, 4.750%, 03/08/44	164,000	0.0
500,000		Morocco Government International Bond, 4.250%, 12/11/22	503,125	0.0
600,000	#,L	Morocco Government International Bond, 4.250%, 12/11/22	603,750	0.0
850,000	L	Namibia International Bonds, 5.500%, 11/03/21	914,796	0.1
350,000		Nigeria Government International Bond, 6.750%, 01/28/21	388,063	0.0
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	208,500	0.0
200,000		Pakistan Government International Bond, 7.875%, 03/31/36	184,500	0.0
693,000		Panama Government International Bond, 6.700%, 01/26/36	858,280	0.1
948,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	805,326	0.1
853,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	729,230	0.0
1,601,400		Petroleos de Venezuela SA, 9.750%, 05/17/35	1,319,153	0.1
270,000		Petroleos Mexicanos, 3.500%, 07/18/18	284,445	0.0
330,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	354,750	0.0
1,073,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,209,807	0.1
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,433,020	0.1
1,173,333		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,261,333	0.1
1,309,000		Philippine Government International Bond, 4.000%, 01/15/21	1,392,449	0.1
300,000		Philippine Government International Bond, 7.750%, 01/14/31	415,500	0.0
700,000		Republic of the Philippines, 6.375%, 10/23/34	883,750	0.1
706,000		Poland Government International Bond, 3.000%, 03/17/23	687,644	0.0
418,000		Poland Government International Bond, 5.000%, 03/23/22	465,652	0.0
1,400,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,531,530	0.1
332,000		Republic of Ghana, 8.500%, 10/04/17	350,260	0.0
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	992,500	0.1
600,000		Republic of Paraguay, 4.625%, 01/25/23	615,600	0.0
600,000	#	Republic of Paraguay, 4.625%, 01/25/23	615,600	0.0
136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	140,053	0.0
524,000		Romanian Government International Bond, 6.750%, 02/07/22	627,490	0.0
800,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	830,000	0.1
2,283,790		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	2,649,516	0.2
630,000	#	Republic of Serbia, 5.250%, 11/21/17	659,925	0.0
500,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	519,375	0.0
570,000		Tanzania Government International Bond, 6.332%, 03/09/20	609,900	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	944,000	0.1
448,000		Turkey Government International Bond, 5.125%, 03/25/22	474,432	0.0
800,000		Turkey Government International Bond, 6.000%, 01/14/41	858,000	0.1
200,000		Turkey Government International Bond, 6.250%, 09/26/22	225,860	0.0
2,183,000		Turkey Government International Bond, 7.375%, 02/05/25	2,657,802	0.2
7,212,000		Ukraine Government AID Bonds, 1.844%, 05/16/19	7,221,895	0.4
337,000		Uruguay Government International Bond, 4.500%, 08/14/24	358,399	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
253,970		Uruguay Government International Bond, 7.625%, 03/21/36	$342,225	0.0
189,180	&,L	Uruguay Government International Bond, 7.875%, 01/15/33	258,231	0.0
341,643		Uruguay Government International Bond, 8.000%, 11/18/22	448,406	0.0
800,000		Vietnam Government International Bond, 6.750%, 01/29/20	912,000	0.1
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	282,750	0.0

	Total Foreign Government Bonds
	(Cost $60,328,683)		61,102,731	3.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Interest Rate Swaptions: 0.4%
344,660,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	254,796	0.0
344,660,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	254,796	0.0
344,660,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	3,306,160	0.2
344,660,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	3,306,159	0.2
343,506,087	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	620,589	0.0
			7,742,500	0.4

	Total Purchased Options
	(Cost $7,394,303)		7,742,500	0.4

	Total Long-Term Investments
	(Cost $1,978,912,452)		2,018,477,131	116.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.3%
	Securities Lending Collateralcc(1): 1.0%
2,916,391	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,916,401, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,974,719, due 07/15/14-04/20/64)	2,916,391	0.2
4,062,228	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $4,062,244, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,143,473, due 01/01/17-03/01/48)	4,062,228	0.2
4,062,228	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $4,062,236, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $4,143,485, due 07/10/14-08/15/42)	4,062,228	0.3

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17-04/15/28)	$2,000,000	0.1
4,062,228	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $4,062,240, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $4,143,473, due 07/01/14-07/15/56)	4,062,228	0.2
		17,103,075	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.3%
160,925,414	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $160,925,414)	160,925,414	9.3

	Total Short-Term Investments
	(Cost $178,028,489)	178,028,489	10.3

	Total Investments in Securities (Cost $2,156,940,941)	$2,196,505,620	126.6
	Liabilities in Excess of Other Assets	(462,175,524)	(26.6)
	Net Assets	$1,734,330,096	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

DKK	Danish Krone

Cost for federal income tax purposes is $2,157,944,042.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$45,605,859
Gross Unrealized Depreciation	(7,044,281)

Net Unrealized Appreciation	$38,561,578

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Purchased Options	$–	$7,742,500	$–	$7,742,500
Corporate Bonds/Notes	–	449,163,980	–	449,163,980
Collateralized Mortgage Obligations	–	222,153,594	2,974,964	225,128,558
Short-Term Investments	160,925,414	17,103,075	–	178,028,489
U.S. Government Agency Obligations	–	648,324,251	–	648,324,251
U.S. Treasury Obligations	–	466,118,593	–	466,118,593
Asset-Backed Securities	–	158,874,018	2,022,500	160,896,518
Foreign Government Bonds	–	61,102,731	–	61,102,731
Total Investments, at fair value	$160,925,414	$2,030,582,742	$4,997,464	$2,196,505,620
Other Financial Instruments+
Forward Foreign Currency Contracts	–	24,181	–	24,181
Futures	284,425	–	–	284,425
Total Assets	$161,209,839	$2,030,606,923	$4,997,464	$2,196,814,226
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(18,758)	$–	$(18,758)
Futures	(167,528)	–	–	(167,528)
OTC Swaps	–	(2,894,434)	–	(2,894,434)
Written Options	–	(4,174,917)	–	(4,174,917)
Total Liabilities	$(167,528)	$(7,088,109)	$–	$(7,255,637)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	908,756	Buy	08/22/14	$1,260,949	$1,244,609	$(16,340)
Barclays Bank PLC	Russian Ruble	10,633,913	Buy	09/12/14	297,203	308,094	10,891
							$(5,449)

Barclays Bank PLC	South African Rand	6,920,236	Sell	09/12/14	$656,085	$642,795	$13,290
HSBC	Brazilian Real	295,654	Sell	09/12/14	128,623	131,041	(2,418)
							$10,872

Voya Intermediate Bond Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	305	09/30/14	$66,976,097	$(29,338)
U.S. Treasury Ultra Long Bond	25	09/19/14	3,748,438	22,281
			$70,724,535	$(7,057)
Short Contracts
U.S. Treasury 10-Year Note	(864)	09/19/14	(108,148,504)	(95,551)
U.S. Treasury 5-Year Note	(1,149)	09/30/14	(137,260,620)	262,144
U.S. Treasury Long Bond	(443)	09/19/14	(60,774,063)	(42,639)
			$(306,183,187)	$123,954

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Voya Intermediate Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	18,276,000	$(1,738,030)	$(1,246,370)	$(491,660)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	5,009,000	(476,351)	(333,575)	(142,776)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	7,151,000	(680,053)	(477,980)	(202,073)
							$(2,894,434)	$(2,057,925)	$(836,509)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Intermediate Bond Fund Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	689,320,000	$1,796,956	$(2,087,458)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	689,320,000	1,173,740	(2,087,459)
					Total Written Swaptions			$2,970,696	$(4,174,917)

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$7,742,500
Foreign exchange contracts	Forward foreign currency contracts	24,181
Interest rate contracts	Futures contracts	284,425
Total Asset Derivatives		$8,051,106

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$18,758
Interest rate contracts	Futures contracts	167,528
Credit contracts	Credit default swaps	2,894,434
Interest rate contracts	Written options	4,174,917
Total Liability Derivatives		$7,255,637

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Totals
Assets:
Purchased Options	$-	$-	$620,589	$-	$7,121,911	$7,742,500
Forward foreign currency contracts	24,181	-	-	-	-	24,181
Total Assets	$24,181	$-	$620,589	$-	$7,121,911	$7,766,681

Liabilities:
Forward foreign currency contracts	$16,340	$-	$-	$2,418	$-	$18,758
Credit default swap agreements	-	2,214,381	-	68,053	-	2,282,434
Written options	-	-	-	-	4,174,917	4,174,917
Total Liabilities	$16,340	$2,214,381	$-	$70,471	$4,174,917	$6,476,109

Net OTC derivative instruments by counterparty, at fair value	$7,841	$(2,214,381)	$620,589	$(70,471)	$2,946,994	1,290,572

Total collateral pledged by the Fund/(Received from counterparty)	$-	$1,650,000	$-	$560,000	$-	$2,210,000

Net Exposure(1)	$7,841	$(564,381)	$620,589	$489,529	$2,946,994	$3,500,572

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 58.5%
		Basic Materials: 1.8%
489,000		Eastman Chemical Co., 2.400%, 06/01/17	$503,720	0.3
588,000		Ecolab, Inc., 1.000%, 08/09/15	591,012	0.3
500,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	517,813	0.3
580,000		Monsanto Co., 1.150%, 06/30/17	580,513	0.3
325,000		Rio Tinto Finance USA Ltd., 1.875%, 11/02/15	330,653	0.2
301,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	304,377	0.2
330,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	333,829	0.2
			3,161,917	1.8

		Communications: 6.4%
200,000		Amazon.com, Inc., 1.200%, 11/29/17	198,925	0.1
525,000		AT&T, Inc., 0.800%, 12/01/15	526,525	0.3
337,000		AT&T, Inc., 1.400%, 12/01/17	335,805	0.2
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	583,125	0.3
850,000		Cisco Systems, Inc., 1.100%, 03/03/17	853,304	0.5
342,000		Comcast Corp., 6.300%, 11/15/17	397,874	0.2
74,000		Cox Communications, Inc., 5.450%, 12/15/14	75,637	0.1
365,000		Cox Communications, Inc., 5.500%, 10/01/15	386,462	0.2
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	501,059	0.3
235,000		Discovery Communications LLC, 3.700%, 06/01/15	241,986	0.1
500,000		DISH DBS Corp., 7.125%, 02/01/16	541,875	0.3
414,000		eBay, Inc., 1.350%, 07/15/17	416,190	0.2
600,000		Juniper Networks, Inc., 3.100%, 03/15/16	616,549	0.4
662,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	680,084	0.4
500,000		Sprint Nextel Corp., 6.000%, 12/01/16	545,625	0.3
425,000		Symantec Corp., 2.750%, 09/15/15	434,751	0.3
300,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	314,204	0.2
567,000		Thomson Reuters Corp., 0.875%, 05/23/16	566,992	0.3
313,000		Time Warner, Inc., 3.150%, 07/15/15	321,702	0.2
396,000		Verizon Communications, Inc., 2.500%, 09/15/16	408,359	0.2
1,500,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,555,713	0.9
417,000		Viacom, Inc., 1.250%, 02/27/15	419,389	0.2
261,000		Vodafone Group PLC, 5.625%, 02/27/17	290,582	0.2
			11,212,717	6.4

		Consumer, Cyclical: 3.0%
454,000		Costco Wholesale Corp., 1.125%, 12/15/17	452,365	0.2
177,000		CVS Caremark Corp., 1.200%, 12/05/16	178,171	0.1
700,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	706,327	0.4
277,000	#	Glencore Funding LLC, 1.700%, 05/27/16	279,631	0.2
511,000		Home Depot, Inc., 5.400%, 03/01/16	551,603	0.3
180,000	#	Hyundai Capital America, 1.625%, 10/02/15	181,677	0.1
300,000	#	Hyundai Capital America, 1.875%, 08/09/16	304,546	0.2
176,000		Johnson Controls, Inc., 1.400%, 11/02/17	176,218	0.1
500,000		Lennar Corp., 4.750%, 12/15/17	531,250	0.3
500,000		MGM Mirage, 7.500%, 06/01/16	553,125	0.3
495,000		Starbucks Corp., 0.875%, 12/05/16	495,731	0.3
280,000		Target Corp., 5.875%, 07/15/16	309,139	0.2
200,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	200,805	0.1
414,000		Walgreen Co., 1.800%, 09/15/17	418,357	0.2
			5,338,945	3.0

		Consumer, Non-cyclical: 13.0%
550,000		AbbVie, Inc., 1.200%, 11/06/15	553,869	0.3
582,000	#	Actavis Funding SCS, 1.300%, 06/15/17	581,217	0.3
502,000		Aetna, Inc., 1.500%, 11/15/17	504,217	0.3
455,000		Altria Group, Inc., 4.125%, 09/11/15	473,550	0.3
521,000		AmerisourceBergen Corp., 1.150%, 05/15/17	520,678	0.3
553,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	555,609	0.3
208,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	236,449	0.1

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
303,000		Baxter International, Inc., 0.950%, 06/01/16	$304,418	0.2
329,000		Beam, Inc., 1.875%, 05/15/17	330,094	0.2
253,000		CareFusion Corp., 1.450%, 05/15/17	252,950	0.2
677,000		Cigna Corp., 2.750%, 11/15/16	703,413	0.4
255,000		Coca-Cola Co., 1.800%, 09/01/16	261,105	0.2
600,000		ConAgra Foods, Inc., 1.300%, 01/25/16	605,182	0.3
575,000		Covidien International Finance SA, 1.350%, 05/29/15	579,762	0.3
420,000		Diageo Capital PLC, 0.625%, 04/29/16	419,860	0.2
417,000		Diageo Capital PLC, 1.500%, 05/11/17	422,005	0.2
200,000		Express Scripts Holding Co., 1.250%, 06/02/17	199,817	0.1
625,000		Genentech, Inc., 4.750%, 07/15/15	653,524	0.4
500,000		HCA, Inc., 6.500%, 02/15/16	539,375	0.3
500,000		Hertz Corp., 6.750%, 04/15/19	532,500	0.3
500,000		Jarden Corp., 7.500%, 05/01/17	570,000	0.3
475,000		Kellogg Co., 1.125%, 05/15/15	478,061	0.3
202,000		Kimberly-Clark Corp., 6.125%, 08/01/17	232,358	0.1
450,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	454,719	0.3
204,000		Kroger Co/The, 6.400%, 08/15/17	233,838	0.1
304,000		Lorillard Tobacco Co., 3.500%, 08/04/16	318,164	0.2
664,000		McKesson Corp., 0.950%, 12/04/15	666,877	0.4
303,000		McKesson Corp., 1.292%, 03/10/17	303,798	0.2
379,000		Medtronic, Inc., 0.875%, 02/27/17	377,807	0.2
347,000		Merck & Co., Inc., 0.700%, 05/18/16	348,159	0.2
200,000		Molson Coors Brewing Co., 2.000%, 05/01/17	203,778	0.1
386,000	#	Mylan, Inc., 6.000%, 11/15/18	403,765	0.2
200,000		PepsiCo, Inc., 0.700%, 02/26/16	200,547	0.1
747,000		PepsiCo, Inc., 0.700%, 08/13/15	749,269	0.4
420,000		PepsiCo, Inc., 1.250%, 08/13/17	421,639	0.2
323,000	#	Perrigo Co. Plc, 1.300%, 11/08/16	322,676	0.2
427,000		Pfizer, Inc., 1.100%, 05/15/17	428,783	0.3
671,000		Philip Morris International, Inc., 2.500%, 05/16/16	695,165	0.4
523,000		Reynolds American, Inc., 1.050%, 10/30/15	523,044	0.3
500,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	525,000	0.3
550,000		Sanofi, 1.250%, 04/10/18	543,217	0.3
500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	577,500	0.3
575,000		St Jude Medical, Inc., 2.500%, 01/15/16	590,487	0.3
500,000		Tenet Healthcare Corp., 6.250%, 11/01/18	556,875	0.3
671,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	673,951	0.4
500,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	522,500	0.3
350,000		Ventas Realty L.P., 1.250%, 04/17/17	350,234	0.2
316,000		Ventas Realty L.P., 1.550%, 09/26/16	319,363	0.2
519,000		WellPoint, Inc., 5.250%, 01/15/16	554,739	0.3
359,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	361,658	0.2
300,000		Zoetis, Inc., 1.150%, 02/01/16	301,984	0.2
			23,039,549	13.0

		Energy: 3.8%
541,000		BP Capital Markets PLC, 0.700%, 11/06/15	542,713	0.3
200,000		BP Capital Markets PLC, 2.248%, 11/01/16	206,310	0.1
467,000		Cameron International Corp., 1.600%, 04/30/15	470,699	0.3
500,000		Chesapeake Energy Corp., 3.250%, 03/15/16	503,750	0.3
500,000		CNOOC Finance 2013 Ltd., 1.125%, 05/09/16	501,296	0.3
282,000		ConocoPhillips, 5.200%, 05/15/18	317,925	0.2
358,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	360,605	0.2
314,000		Hess Corp., 1.300%, 06/15/17	314,527	0.2
261,000		Marathon Oil Corp., 0.900%, 11/01/15	261,989	0.1
500,000		Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	514,500	0.3
302,000		Petrobras Global Finance BV, 2.000%, 05/20/16	302,921	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
123,000		Petrobras International Finance Co., 2.875%, 02/06/15	$124,620	0.1
336,000		Shell International Finance BV, 3.100%, 06/28/15	345,237	0.2
201,000		Statoil ASA, 1.950%, 11/08/18	202,899	0.1
500,000		Tesoro Corp., 4.250%, 10/01/17	525,000	0.3
421,000		Total Capital International SA, 0.750%, 01/25/16	422,597	0.2
250,000		Total Capital International SA, 1.550%, 06/28/17	253,134	0.1
600,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	601,710	0.3
			6,772,432	3.8

		Financial: 24.3%
450,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	454,178	0.3
280,000		ACE INA Holdings, Inc., 5.700%, 02/15/17	312,805	0.2
500,000		Ally Financial, Inc., 5.500%, 02/15/17	542,812	0.3
199,000		American Express Credit Corp., 1.750%, 06/12/15	201,564	0.1
286,000		American Express Credit Corp., 2.800%, 09/19/16	297,925	0.2
417,000	#	American Honda Finance Corp., 1.000%, 08/11/15	419,055	0.2
740,000		American International Group, Inc., 5.600%, 10/18/16	813,928	0.5
600,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	603,335	0.3
500,000		Banco BTG Pactual SA/Cayman Islands, 4.875%, 07/08/16	522,500	0.3
500,000		Bancolombia SA, 4.250%, 01/12/16	524,375	0.3
600,000		Bank of America Corp., 1.250%, 01/11/16	604,692	0.3
1,100,000		Bank of America Corp., 2.600%, 01/15/19	1,113,970	0.6
660,000		Bank of America Corp., 3.750%, 07/12/16	694,580	0.4
675,000		Bank of Montreal, 0.800%, 11/06/15	677,924	0.4
320,000		Bank of Nova Scotia AM8, 2.550%, 01/12/17	332,239	0.2
675,000		Bank of Nova Scotia, 0.750%, 10/09/15	677,274	0.4
425,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 1.550%, 09/09/16	429,825	0.2
339,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	341,979	0.2
870,000		Barclays Bank PLC, 5.000%, 09/22/16	946,070	0.5
900,000		BB&T Corp., 1.600%, 08/15/17	908,750	0.5
210,000		BB&T Corp., 5.200%, 12/23/15	223,351	0.1
500,000	#	BBVA Banco Continental SA, 2.250%, 07/29/16	506,250	0.3
481,000		BBVA, 4.664%, 10/09/15	502,898	0.3
330,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	335,374	0.2
819,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	842,469	0.5
336,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	337,738	0.2
470,000		Charles Schwab Corp., 0.850%, 12/04/15	472,038	0.3
500,000		CIT Group, Inc., 5.000%, 05/15/17	534,063	0.3
524,000		Citigroup, Inc., 1.250%, 01/15/16	527,325	0.3
544,000		Citigroup, Inc., 1.300%, 04/01/16	547,446	0.3
315,000		Citigroup, Inc., 1.700%, 07/25/16	318,804	0.2
600,000		Citigroup, Inc., 5.500%, 02/15/17	660,176	0.4
303,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	303,264	0.2
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands NY, 1.700%, 03/19/18	251,005	0.1
359,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	367,056	0.2
324,000		Credit Suisse/New York NY, 3.500%, 03/23/15	331,133	0.2
183,000		Deutsche Bank AG/London, 1.350%, 05/30/17	183,041	0.1
474,000		Deutsche Bank AG/London, 3.250%, 01/11/16	491,983	0.3
500,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	503,360	0.3
781,000		Fifth Third Bancorp., 3.625%, 01/25/16	815,613	0.5
200,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	202,624	0.1

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
600,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	$611,630	0.3
605,000		General Electric Capital Corp., 1.000%, 12/11/15	609,369	0.3
250,000		Goldman Sachs Group, Inc., 0.628%, 07/22/15	250,123	0.1
499,000		Goldman Sachs Group, Inc., 1.600%, 11/23/15	504,324	0.3
391,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	407,855	0.2
500,000		HCP, Inc., 3.750%, 02/01/16	522,765	0.3
252,000		Health Care REIT, Inc., 2.250%, 03/15/18	256,060	0.1
312,000		Health Care REIT, Inc., 3.625%, 03/15/16	326,218	0.2
426,000	#	HSBC Bank PLC, 1.500%, 05/15/18	423,011	0.2
296,000		HSBC USA, Inc., 2.375%, 02/13/15	299,722	0.2
325,000		Huntington National Bank/The, 1.350%, 08/02/16	327,419	0.2
541,000	#	International Lease Finance Corp., 6.500%, 09/01/14	545,734	0.3
339,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	344,284	0.2
300,000		John Deere Capital Corp., 0.750%, 01/22/16	301,401	0.2
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	440,630	0.2
975,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,016,708	0.6
313,000		KeyCorp, 2.300%, 12/13/18	316,933	0.2
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	496,654	0.3
312,000	#	MassMutual Global Funding II, 3.125%, 04/14/16	325,251	0.2
470,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	474,301	0.3
419,000		MetLife, Inc., 1.756%, 12/15/17	423,562	0.2
245,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	247,774	0.1
289,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	289,430	0.2
142,000		Morgan Stanley, 1.750%, 02/25/16	144,066	0.1
545,000		Morgan Stanley, 2.125%, 04/25/18	551,424	0.3
250,000		Morgan Stanley, 5.450%, 01/09/17	275,527	0.2
275,000		Morgan Stanley, 6.000%, 04/28/15	287,839	0.2
535,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	541,911	0.3
300,000	#	National Australia Bank Ltd., 1.250%, 03/08/18	297,374	0.2
397,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	398,756	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	501,401	0.3
315,000		PNC Funding Corp., 2.700%, 09/19/16	327,254	0.2
550,000		PNC Funding Corp., 5.625%, 02/01/17	608,606	0.3
332,000		Principal Financial Group, Inc., 1.850%, 11/15/17	333,889	0.2
321,000		Prudential Financial, Inc., 3.875%, 01/14/15	326,985	0.2
418,000		Realty Income Corp., 2.000%, 01/31/18	420,283	0.2
450,000		Regions Financial Corp., 5.750%, 06/15/15	470,436	0.3
68,000		Regions Financial Corp., 7.750%, 11/10/14	69,706	0.0
625,000		Royal Bank of Canada, 0.850%, 03/08/16	628,596	0.4
600,000		Royal Bank of Canada, 1.500%, 01/16/18	602,478	0.3
613,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	629,795	0.4
400,000		Navient Corp., 3.875%, 09/10/15	410,000	0.2
303,000		State Street Corp., 1.350%, 05/15/18	299,852	0.2
545,000		State Street Corp., 2.875%, 03/07/16	566,031	0.3
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	675,361	0.4
500,000		SunTrust Bank/Atlanta GA, 0.517%, 08/24/15	499,545	0.3
330,000		SunTrust Bank/Atlanta GA, 0.535%, 04/01/15	329,988	0.2
223,000		SunTrust Banks, Inc., 2.500%, 05/01/19	226,070	0.1
210,000		UBS AG, 5.875%, 07/15/16	230,119	0.1
250,000		US Bancorp, 2.200%, 11/15/16	257,942	0.1
422,000		Wells Fargo & Co., 1.500%, 01/16/18	421,594	0.2
644,000		Wells Fargo & Co., 2.100%, 05/08/17	660,867	0.4
270,000		Westpac Banking Corp., 1.125%, 09/25/15	272,189	0.2
200,000		Westpac Banking Corp., 2.000%, 08/14/17	204,475	0.1
			42,908,308	24.3

		Industrial: 1.7%
500,000	#	Aviation Capital Group Corp., 3.875%, 09/27/16	517,733	0.3

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
250,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	$250,355	0.1
440,000		General Electric Co., 0.850%, 10/09/15	442,300	0.3
254,000		L-3 Communications Corp., 1.500%, 05/28/17	254,633	0.1
500,000		SPX Corp., 6.875%, 09/01/17	565,000	0.3
322,000		Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	330,601	0.2
279,000		United Parcel Service, Inc., 1.125%, 10/01/17	279,026	0.2
400,000		Waste Management, Inc., 2.600%, 09/01/16	414,033	0.2
			3,053,681	1.7

		Technology: 2.1%
320,000		Altera Corp., 1.750%, 05/15/17	323,749	0.2
473,000		Apple Inc., 1.000%, 05/03/18	462,949	0.2
127,000		Computer Sciences Corp., 2.500%, 09/15/15	129,303	0.1
450,000		International Business Machines Corp., 1.950%, 07/22/16	461,996	0.2
474,000		Intel Corp., 1.350%, 12/15/17	474,446	0.3
500,000		Microsoft Corp., 1.000%, 05/01/18	493,801	0.3
375,000		NetApp Inc., 2.000%, 12/15/17	380,773	0.2
550,000		Oracle Corp., 1.200%, 10/15/17	549,434	0.3
2,000		Texas Instruments, Inc., 0.450%, 08/03/15	2,003	0.0
179,000		Xerox Corp., 2.950%, 03/15/17	186,946	0.1
300,000		Xerox Corp., 4.250%, 02/15/15	306,948	0.2
			3,772,348	2.1

		Utilities: 2.4%
600,000		Dominion Resources, Inc., 1.400%, 09/15/17	599,306	0.4
200,000		Dominion Resources, Inc., 2.250%, 09/01/15	203,728	0.1
581,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	584,631	0.3
690,000		Georgia Power Co., 0.625%, 11/15/15	690,390	0.4
362,000		Georgia Power Co., 0.750%, 08/10/15	363,103	0.2
400,000		Georgia Power Co., 3.000%, 04/15/16	416,523	0.2
323,000		Progress Energy, Inc., 5.625%, 01/15/16	346,986	0.2
252,000		PSEG Power, LLC, 2.750%, 09/15/16	261,732	0.2
294,000		Southern California Edison Co., 1.125%, 05/01/17	294,596	0.2
400,000		Xcel Energy, Inc., 0.750%, 05/09/16	400,563	0.2
			4,161,558	2.4

	Total Corporate Bonds/Notes
	(Cost $102,785,987)		103,421,455	58.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.1%
468,000	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	475,264	0.3
430,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.775%, 06/10/49	450,061	0.3
598,372		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	605,529	0.3
580,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	632,090	0.4
520,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	534,009	0.3
640,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.229%, 11/10/38	670,197	0.4
300,000		Bear Stearns Commercial Mortgage Securities Trust, 4.750%, 06/11/41	308,901	0.2
287,552		Bear Stearns Commercial Mortgage Securities Trust, 4.820%, 08/13/39	287,779	0.2
590,000		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	604,860	0.3
160,699		Bear Stearns Commercial Mortgage Securities Trust, 5.957%, 06/11/50	161,403	0.1
257,233		Commercial Mortgage Trust, 0.716%, 03/10/46	257,129	0.1
639,653		Commercial Mortgage Trust, 5.289%, 12/11/49	687,882	0.4
330,000		Commercial Mortgage Trust, 5.401%, 07/15/44	343,328	0.2
330,000		Commercial Mortgage Trust, 5.494%, 06/10/44	331,623	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
600,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	$608,729	0.3
557,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	575,045	0.3
20,942	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	20,999	0.0
860,000	#	Credit Suisse Mortgage Capital Certificates, 2.410%, 02/10/29	864,285	0.5
22,695		Credit Suisse Mortgage Capital Certificates, 5.308%, 12/15/39	22,798	0.0
335,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/15/43	359,312	0.2
620,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	668,628	0.4
100,000	#	Del Coronado Trust, 4.000%, 03/15/26	100,120	0.1
560,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	575,173	0.3
140,645		GE Capital Commercial Mortgage Corp., 5.489%, 11/10/45	141,112	0.1
252,922		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	257,127	0.1
220,000		Greenwich Capital Commercial Funding Corp., 5.447%, 03/10/39	222,665	0.1
430,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	463,893	0.3
250,000	#	Greenwich Capital Commercial Funding Corp., 6.160%, 06/10/36	249,885	0.1
2,444		GS Mortgage Securities Corp. II, 5.506%, 04/10/38	2,442	0.0
270,000	#	Hilton USA Trust 2013-HLT, 2.662%, 11/05/30	273,920	0.2
19,097	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	19,138	0.0
610,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 01/15/42	617,258	0.4
85,982		JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/12/43	86,112	0.1
9,008		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	8,997	0.0
19,510		JP Morgan Chase Commercial Mortgage Securities Corp., 5.976%, 06/15/49	19,502	0.0
210,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%, 03/15/46	209,303	0.1
1,210,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	1,255,076	0.7
299,878		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	309,864	0.2
500,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	524,149	0.3
420,000	#	LB-UBS Commercial Mortgage Trust, 5.497%, 10/15/36	434,045	0.2
151,862	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	152,200	0.1
168,495		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	171,603	0.1
156,104		Morgan Stanley Capital I Trust, 4.973%, 08/13/42	157,182	0.1
580,000		Morgan Stanley Capital I Trust, 5.073%, 08/13/42	600,011	0.3
205,399		Morgan Stanley Capital I Trust, 5.185%, 10/12/52	205,560	0.1
570,000		Morgan Stanley Capital I Trust, 5.831%, 06/11/42	626,968	0.4
76,537	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	76,816	0.0
99,629	#	NorthStar 2012-1 Mortgage Trust, 1.352%, 08/25/29	99,739	0.1
250,000		Octagon Investment Partners V Ltd., 5.233%, 11/28/18	250,378	0.1
800,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	854,349	0.5
679,796		TIAA Seasoned Commercial Mortgage Trust, 5.565%, 08/15/39	705,621	0.4
114,806		Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	115,154	0.1
360,000		Wachovia Bank Commercial Mortgage Trust, 5.396%, 03/15/42	367,475	0.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
960,000		Wachovia Bank Commercial Mortgage Trust, 5.603%, 10/15/48	$1,037,840	0.6
430,000	#	Wachovia Bank Commercial Mortgage Trust, 5.852%, 08/15/41	430,619	0.2
220,000		Wachovia Bank Commercial Mortgage Trust, 5.904%, 05/15/43	237,673	0.1

	Total Collateralized Mortgage Obligations
	(Cost $21,486,144)		21,328,820	12.1

ASSET-BACKED SECURITIES: 15.0%
		Automobile Asset-Backed Securities: 2.6%
340,000		Capital Auto Receivables Asset Trust, 1.310%, 12/20/17	342,976	0.2
350,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	351,978	0.2
326,000		CarMax Auto Owner Trust, 0.890%, 08/17/18	325,571	0.2
100,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	100,321	0.1
226,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	227,044	0.1
241,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	241,380	0.1
768,000		Hyundai Auto Receivables Trust, 0.750%, 09/17/18	766,939	0.4
650,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	655,493	0.4
140,000		Nissan Auto Receivables 2013-C Owner Trust, 1.300%, 06/15/20	140,120	0.1
700,000		Smart Trust, 1.050%, 10/14/18	700,492	0.4
49,910		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	49,993	0.0
100,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	100,244	0.1
527,000		World Omni Auto Receivables Trust, 0.870%, 07/15/19	525,251	0.3
			4,527,802	2.6

		Credit Card Asset-Backed Securities: 1.9%
300,000		BA Credit Card Trust, 0.422%, 09/16/16	300,444	0.2
800,000		Chase Issuance Trust, 1.150%, 01/15/19	802,795	0.4
786,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	892,426	0.5
582,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	661,468	0.4
170,000		Discover Card Execution Note Trust, 0.582%, 07/15/21	170,736	0.1
200,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	200,773	0.1
418,000		Dryrock Issuance Trust, 0.640%, 08/15/18	418,190	0.2
			3,446,832	1.9

		Home Equity Asset-Backed Securities: 0.2%
271,768		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	279,788	0.2

		Other Asset-Backed Securities: 10.3%
170,155	#	Aimco CDO, 0.478%, 10/20/19	168,866	0.1
250,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	249,158	0.1
325,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	327,372	0.2
250,000	#	Ares XII CLO Ltd., 3.477%, 11/25/20	248,844	0.1
500,000	#	Atrium IV, 0.981%, 06/08/19	497,520	0.3
500,000	#	Babson CLO, Inc. 2005-III, 1.923%, 11/10/19	487,839	0.3
500,000	#	Ballyrock CLO 2006-2 Ltd., 1.627%, 01/14/20	496,666	0.3
500,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.026%, 04/17/20	498,879	0.3
400,000	#	Carlyle Arnage CLO Ltd., 3.477%, 08/27/21	403,126	0.2
250,000	#	Castle Garden Funding, 0.977%, 10/27/20	248,199	0.1
300,000	#	Castle Garden Funding, 4.977%, 10/27/20	300,130	0.2
500,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	482,982	0.3
400,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	383,423	0.2
589,000		CNH Equipment Trust, 0.650%, 04/16/18	590,135	0.3
250,000	#	ColumbusNova CLO Ltd 2006-II, 0.973%, 04/04/18	243,882	0.1
500,000	#	CP Uniq Aps, 2.027%, 04/15/18	488,208	0.3
500,000	#	Dryden VIII Leveraged Loan CDO 2005, 0.948%, 05/22/17	499,819	0.3
500,000	#	ECP CLO Ltd., 4.232%, 03/17/22	497,366	0.3

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
47,909	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	$47,894	0.0
1,075,000	#	Emporia Preferred Funding, 0.728%, 10/18/18	1,071,092	0.6
500,000	#	Fraser Sullivan CLO I Ltd., 2.031%, 03/15/20	482,267	0.3
137,119	#	Galaxy VI CLO Ltd., 0.480%, 06/13/18	136,758	0.1
500,000	#	Goldentree Loan Opportunities V Ltd., 3.478%, 10/18/21	497,634	0.3
500,000	#	Greens Creek Funding Ltd., 2.478%, 04/18/21	482,762	0.3
158,924	#	GSAMP Trust 2005-SEA2, 0.500%, 01/25/45	155,436	0.1
500,000	#	Gulf Stream - Compass CLO, 1.029%, 01/24/20	499,891	0.3
500,000	#	Gulf Stream - Compass CLO, 2.228%, 10/28/19	501,722	0.3
500,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	500,253	0.3
174,046	#	Gulf Stream - Sextant CLO, 0.477%, 08/21/20	173,206	0.1
300,000	#	Gulf Stream - Sextant CLO, 0.927%, 08/21/20	294,632	0.1
225,000	#	Gulf Stream - Sextant CLO, 1.827%, 08/21/20	219,219	0.1
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	391,488	0.2
250,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.523%, 08/07/21	247,910	0.1
68,127	#	Hewett's Island Clo IV Ltd., 1.874%, 05/09/18	67,957	0.0
500,000	#	Kennecott Funding Ltd., 2.027%, 01/13/18	486,242	0.3
500,000	#	Kingsland I Ltd., 2.030%, 06/13/19	497,500	0.3
250,000	#	Kingsland III Ltd., 0.877%, 08/24/21	239,891	0.1
250,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	250,061	0.1
1,050,000		Madison Park Funding Ltd., 4.973%, 05/10/19	1,051,404	0.6
330,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	331,776	0.2
500,000	#	Muir Grove CLO Ltd., 3.229%, 03/25/20	500,224	0.3
500,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	494,023	0.3
300,000	#	Silverado CLO 2006-I Ltd., 0.658%, 04/11/20	299,017	0.2
500,000	#	Stanfield Veyron CLO Ltd., 0.907%, 07/15/18	494,173	0.3
355,477		Structured Asset Securities Corp. Trust, 0.352%, 09/25/35	355,201	0.2
425,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	423,552	0.2
			18,305,599	10.3

	Total Asset-Backed Securities
	(Cost $26,408,191)		26,560,021	15.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.3%
		Federal Home Loan Mortgage Corporation: 4.3%##
1,271,450		5.000%, due 07/15/39	1,360,930	0.8
152,313		5.500%, due 01/01/37	169,801	0.1
1,555,875		5.500%, due 07/01/38	1,759,237	1.0
519,234		5.500%, due 07/01/38	587,569	0.3
353,129		5.500%, due 08/01/38	395,259	0.2
50,933		5.500%, due 10/01/38	57,538	0.0
41,634		5.500%, due 10/01/38	46,414	0.0
940,433		5.500%, due 11/01/38	1,057,745	0.6
677,978		5.500%, due 02/01/39	765,198	0.5
1,241,438		6.000%, due 12/15/28	1,365,004	0.8
			7,564,695	4.3

		Federal National Mortgage Association: 2.9%##
436,341		3.000%, due 12/25/39	445,838	0.3
557,622		3.000%, due 04/25/40	575,270	0.3
663,524		3.000%, due 05/25/40	674,976	0.4
442,522		4.000%, due 10/25/50	459,894	0.3
584,062		4.500%, due 10/25/40	599,785	0.3
906,302		5.000%, due 01/01/23	980,442	0.6
473,034		5.000%, due 07/01/34	528,249	0.3
671,273		6.000%, due 01/01/38	765,731	0.4
			5,030,185	2.9

		Government National Mortgage Association: 1.1%
1,705,113		7.105%, due 04/20/39	2,006,622	1.1

	Total U.S. Government Agency Obligations
	(Cost $14,395,935)		14,601,502	8.3

U.S. TREASURY OBLIGATIONS: 5.2%
		U.S. Treasury Notes: 5.2%
2,037,000		0.500%, due 06/30/16	2,038,670	1.1
10,000		0.875%, due 06/15/17	10,004	0.0
1,705,000		1.625%, due 06/30/19	1,704,800	1.0
5,357,000		1.750%, due 07/31/15	5,449,703	3.1
70,000		2.125%, due 06/30/21	69,988	0.0

	Total U.S. Treasury Obligations
	(Cost $9,268,072)		9,273,165	5.2

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	OTC Interest Rate Swaptions: 0.0%
17,296,000	@ Pay a fixed rate equal to 5.070% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Credit Suisse Group AG	$26,592	0.0

	Total Purchased Options
	(Cost $79,562)	26,592	0.0

	Total Long-Term Investments
	(Cost $174,423,891)	175,211,555	99.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
1,614,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,614,000)	1,614,000	0.9

	Total Short-Term Investments
	(Cost $1,614,000)	1,614,000	0.9

	Total Investments in Securities (Cost $176,037,891)	$176,825,555	100.0
	Liabilities in Excess of Other Assets	(56,154)	–
	Net Assets	$176,769,401	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

Cost for federal income tax purposes is $176,039,000.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,245,393
Gross Unrealized Depreciation	(458,838)

Net Unrealized Appreciation	$786,555

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Purchased Options	$–	$26,592	$–	$26,592
Corporate Bonds/Notes	–	103,421,455	–	103,421,455
Collateralized Mortgage Obligations	–	21,328,820	–	21,328,820
U.S. Treasury Obligations	–	9,273,165	–	9,273,165
Short-Term Investments	1,614,000	–	–	1,614,000
Asset-Backed Securities	–	26,560,021	–	26,560,021
U.S. Government Agency Obligations	–	14,601,502	–	14,601,502
Total Investments, at fair value	$1,614,000	$175,211,555	$–	$176,825,555
Liabilities Table
Other Financial Instruments+
Futures	$(7,780)	$–	$–	$(7,780)
Total Liabilities	$(7,780)	$–	$–	$(7,780)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Short Term Bond Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	206	09/30/14	$45,236,315	$(5,511)
			$45,236,315	$(5,511)
Short Contracts
U.S. Treasury 10-Year Note	(63)	09/19/14	(7,885,828)	(1,362)
U.S. Treasury 5-Year Note	(21)	09/30/14	(2,508,680)	(873)
U.S. Treasury Long Bond	(1)	09/19/14	(137,188)	(34)
			$(10,531,696)	$(2,269)

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of June 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Purchased options	$26,592
Total Asset Derivatives		$26,592

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$7,780
Total Liability Derivatives		$7,780

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

Credit Suisse Group AG
Assets:
Purchased Options	$26,592
Total Assets	$26,592

Net OTC derivative instruments by counterparty, at fair value	$26,592

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$26,592

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Fund	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 74.2%
	Affiliated Investment Companies: 74.2%
31,896	Voya Emerging Markets Local Currency Debt Fund - Class P	$289,614	5.0
243,537	Voya Floating Rate Fund - Class P	2,481,641	42.7
180,554	Voya High Yield Bond Fund - Class P	1,538,317	26.5

	Total Investment Companies
	(Cost $4,267,529)	4,309,572	74.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 3.7%
		Financial: 3.7%
30,000		Citigroup, Inc., 6.300%, 12/29/49	30,693	0.5
30,000		Fifth Third Bancorp, 4.900%, 12/29/49	30,000	0.5
30,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	31,146	0.5
30,000		JPMorgan Chase & Co., 6.125%, 12/29/49	30,801	0.5
30,000		M&T Bank Corp., 6.450%, 12/29/49	32,137	0.6
30,000		Morgan Stanley, 5.450%, 12/29/49	30,585	0.5
30,000		Wells Fargo & Co., 5.900%, 12/29/49	31,838	0.6

	Total Corporate Bonds/Notes
	(Cost $215,363)		217,200	3.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.4%
10,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	10,644	0.2
10,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	10,213	0.2
10,000		CD 2007-CD5 Mortgage Trust, 6.321%, 11/15/44	11,104	0.2
13,131		Citigroup Mortgage Loan Trust, 5.572%, 11/25/36	11,469	0.2
99,750	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	8,821	0.1
99,477	^	Commercial Mortgage Trust, 1.600%, 10/10/46	8,974	0.1
10,000		Commercial Mortgage Trust, 5.401%, 07/15/44	10,418	0.2
20,000		Commercial Mortgage Trust, 5.401%, 07/15/44	20,808	0.4
25,000		Commercial Mortgage Trust, 5.988%, 12/10/49	24,742	0.4
25,000	#	Commercial Mortgage Trust, 5.988%, 12/10/49	24,729	0.4
40,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	40,582	0.7
10,000		Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	11,266	0.2
810,000	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	4,744	0.1
10,000	#	FREMF Mortgage Trust, 5.618%, 04/25/20	11,329	0.2
25,000		GS Mortgage Securities Trust, 5.784%, 04/10/38	24,214	0.4
10,000		GS Mortgage Securities Trust, 6.053%, 08/10/38	9,992	0.2
10,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%, 03/15/46	9,967	0.2
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	26,044	0.4
10,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%, 10/15/42	9,357	0.2
10,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.786%, 06/12/41	9,022	0.1
10,000		LB Commercial Mortgage Trust, 6.090%, 07/15/44	10,523	0.2
10,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	10,118	0.2
10,000		LB-UBS Commercial Mortgage Trust, 5.206%, 08/15/36	10,002	0.2
10,000		LB-UBS Commercial Mortgage Trust, 5.415%, 04/15/40	9,627	0.2

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Fund	as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	$9,885	0.2
10,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	9,956	0.2
10,000		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	10,257	0.2
98,133	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	6,629	0.1
351,215	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.029%, 08/15/45	31,547	0.5
25,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	26,031	0.4
15,041		Prime Mortgage Trust, 5.500%, 03/25/37	13,617	0.2
20,000		Wachovia Bank Commercial Mortgage Trust Series, 5.904%, 05/15/43	20,295	0.3
10,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	10,187	0.2
10,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	10,551	0.2

	Total Collateralized Mortgage Obligations
	(Cost $480,772)		487,664	8.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.7%
		Federal Home Loan Mortgage Corporation: 4.3%##
1,620,729	^	6.500%, due 06/15/32	248,486	4.3

		Federal National Mortgage Association: 12.9%##
250,000	W	3.500%, due 10/25/41	257,422	4.4
250,000	W	4.000%, due 07/01/44	265,391	4.6
1,046,317	^	4.500%, due 10/25/41	192,022	3.3
28,386		5.500%, due 10/01/39	31,997	0.6
			746,832	12.9

		Government National Mortgage Association: 0.5%
169,339	^	3.500%, due 10/20/41	31,080	0.5

	Total U.S. Government Agency Obligations
	(Cost $1,006,734)		1,026,398	17.7

U.S. TREASURY OBLIGATIONS: 3.1%
		U.S. Treasury Bonds: 0.1%
4,000		3.625%, due 02/15/44	4,213	0.1

		U.S. Treasury Notes: 3.0%
27,000		1.625%, due 06/30/19	26,997	0.5
50,000		2.125%, due 06/30/21	49,980	0.8
100,000		2.500%, due 05/15/24	99,805	1.7
			176,782	3.0

	Total U.S. Treasury Obligations
	(Cost $179,947)		180,995	3.1

	Total Investments in Securities (Cost $6,150,345)		$6,221,829	107.1
	Liabilities in Excess of Other Assets		(414,918)	(7.1)
	Net Assets		$5,806,911	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $6,150,931.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,711
Gross Unrealized Depreciation	(17,813)

Net Unrealized Appreciation	$70,898

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Fund	as of June 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$217,200	$–	$217,200
Collateralized Mortgage Obligations	–	487,664	–	487,664
Investment Companies	4,309,572	–	–	4,309,572
U.S. Treasury Obligations	–	180,995	–	180,995
U.S. Government Agency Obligations	–	1,026,398	–	1,026,398
Total Investments, at fair value	$4,309,572	$1,912,257	$–	$6,221,829
Other Financial Instruments+
Forward Foreign Currency Contracts	–	591	–	591
Futures	3,732	–	–	3,732
Total Assets	$4,313,304	$1,912,848	$–	$6,226,152
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,235)	$–	$(1,235)
Futures	(3,009)	–	–	(3,009)
Total Liabilities	$(3,009)	$(1,235)	$–	$(4,244)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 3/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$-	$286,734	$-	$2,880	$289,614	$1,734	$-	$-
Voya Floating Rate Fund - Class P	1,975,053	595,517	(85,334)	(3,595)	2,481,641	25,516	(334)	-
Voya High Yield Bond Fund - Class P	1,745,189	25,541	(233,926)	1,513	1,538,317	26,171	6,074	-
	$3,720,242	$907,792	$(319,260)	$798	$4,309,572	$53,421	$5,740	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Strategic Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	South African Rand	129,999	Sell	09/12/14	$12,325	$12,075	$250
Barclays Bank PLC	Hungarian Forint	1,755,102	Sell	09/12/14	7,850	7,738	112
Barclays Bank PLC	Russian Ruble	396,806	Sell	09/12/14	11,090	11,497	(407)
Citigroup, Inc.	Malaysian Ringgit	56,177	Sell	08/22/14	17,143	17,467	(324)
Citigroup, Inc.	Polish Zloty	31,602	Sell	09/12/14	10,244	10,358	(114)
Credit Suisse Group AG	Mexican Peso	205,717	Sell	09/12/14	15,776	15,777	(1)
Deutsche Bank AG	Turkish Lira	25,686	Sell	09/12/14	11,974	11,943	31
Deutsche Bank AG	Peruvian Nuevo Sol	11,248	Sell	09/12/14	3,999	3,989	10
Deutsche Bank AG	Colombian Peso	7,625,440	Sell	09/12/14	3,903	4,042	(139)
HSBC	Indonesian Rupiah	109,540,000	Sell	08/22/14	9,358	9,170	188
HSBC	Brazilian Real	30,610	Sell	09/12/14	13,317	13,567	(250)
							$(644)

Voya Strategic Income Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	6	09/19/14	$751,031	$2,719
U.S. Treasury Ultra Long Bond	1	09/19/14	149,938	1,013
			$900,969	$3,732
Short Contracts
U.S. Treasury 2-Year Note	(4)	09/30/14	(878,375)	(1,447)
U.S. Treasury 5-Year Note	(6)	09/30/14	(716,766)	(1,562)
			$(1,595,141)	$(3,009)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Fund	as of June 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$591
Interest rate contracts	Futures contracts	3,732
Total Asset Derivatives		$4,323

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,235
Interest rate contracts	Futures contracts	3,009
Total Liability Derivatives		$4,244

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	HSBC	Totals
Assets:
Forward foreign currency contracts	$362	$-	$-	$-	$41	$188	$591
Total Assets	$362	$-	$-	$-	$41	$188	$591

Liabilities:
Forward foreign currency contracts	$407	$-	$438	$1	$139	$250	$1,235
Total Liabilities	$407	$-	$438	$1	$139	$250	$1,235

Net OTC derivative instruments by counterparty, at fair value	$(45)	$-	$(438)	$(1)	$(98)	$(62)	(644)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(45)	$-	$(438)	$(1)	$(98)	$(62)	$(644)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 27, 2014